UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                  ----------------------------------------------
                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000

Date of fiscal year end:   06/30/04

Date of reporting period:  06/30/04

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

                               [GRAPHIC OMITTED]


                                                                   June 30, 2004
--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE
       INVESTMENTS

                                  ANNUAL REPORT


Touchstone California Tax-Free Money Market Fund

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund



             RESEARCH    o    DESIGN    o    SELECT    o    MONITOR

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance                                  4-5
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         6-9
--------------------------------------------------------------------------------
Statements of Operations                                                   10-12
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        13-16
--------------------------------------------------------------------------------
Financial Highlights                                                       17-22
--------------------------------------------------------------------------------
Notes to Financial Statements                                              23-33
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
       California Tax-Free Money Market Fund                               34-36
--------------------------------------------------------------------------------
       Florida Tax-Free Money Market Fund                                  37-38
--------------------------------------------------------------------------------
       Ohio Insured Tax-Free Fund                                          39-41
--------------------------------------------------------------------------------
       Ohio Tax-Free Money Market Fund                                     42-45
--------------------------------------------------------------------------------
       Tax-Free Money Market Fund                                          46-47
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            48
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                       49
--------------------------------------------------------------------------------
Management of the Trust                                                    50-51
--------------------------------------------------------------------------------
Other Items                                                                   52
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholders:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report for the twelve months ended June 30, 2004. During the period, economic reports were favorable, including recent encouraging news regarding the job market. However, despite this progress, financial markets have been lifeless in the last quarter and bond returns were unchanged.

A key driver for the inconsistency between economic and financial market performance is investor concern over the prospect of continued rising interest rates. Although the Federal Reserve increased the federal funds rate by 0.25% in June, interest rates have sustained record 45-year historical lows.

The Federal Reserve will continue to monitor economic data to determine what stance to take for the remainder of the year, with one key factor being inflation. Analysts expect inflation to rise gradually and believe the Fed is likely to proceed with additional raises in the federal funds rate. The concern of the bond market at this stage is how far and how quickly rates will be raised.

We believe the tax-exempt sector continues to offer attractive investment opportunities and may provide tax-conscious investors appealing tax-free yields. Investing in tax-free money market funds may help provide liquidity and stability to a portfolio. Additionally, tax-free mutual funds can potentially provide the diversification that can help keep your financial strategy on course.

We, at Touchstone, have an optimistic view regarding our economy and financial markets and are focused on positioning our Funds for success. We suggest maintaining a long-term approach and remaining diversified to gain the full potential benefits of investing.

Thank you for your confidence in Touchstone and the opportunity to work on your behalf. We look forward to serving your investment needs in the future.

Best Regards,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Tax-Free Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

MUNICIPAL BOND MARKET REVIEW AND OUTLOOK

A combination of tax cuts and mortgage refinancing fueled strong consumer demand leading to GDP growth of 8.2% for the first quarter of the fiscal year. In the quarters since, growth has tapered off, but on average, the economy expanded at a rate of nearly 5.0% during the twelve-month period ending June 30, 2004. A dormant job market finally perked up in March 2004 with 1.3 million new jobs created in the first half of 2004. As the job market turned positive in March 2004 the Fed indicated that it would begin to raise interest rates. At the end of the 2nd quarter 2004 the Fed raised rates for the first time in 4 years bumping the fed funds rate 0.25% to 1.25%. These events coupled with the easing of concerns over deflation caused a decline in bond prices and pushed interest rates higher.

During the period, municipal supply was robust as municipalities funded a number of infrastructure and school improvement projects. The new issue supply was met with fairly steady demand especially from hedge funds and other nontraditional municipal buyers that recognized the attractive pricing offered by the municipal sector compared to other fixed income sectors. As an example, at the beginning of the fiscal year (July 2003) 10-year AAA rated municipal bonds were trading at 92% of comparable maturity Treasury notes. This represented significant value compared to historical standards and buyers entered the market to take advantage of this anomaly. By the end of the fiscal year, municipal bonds had outperformed and were trading closer to historical norms.

Recent reports have indicated that the economy may be moderating but, overall, growth looks as though it will remain above average. The Fed has indicated that it will continue to tighten monetary policy but at a "measured" pace so as not to upset the markets. The likely result of this policy is that short-term interest rates will continue to move higher and that yields on longer-term bonds will rise as well but perhaps not as much as the market anticipates. Ultimately, the Fed will react to the economic news and do what it believes is necessary to sustain long-term economic growth with limited inflation.

TOUCHSTONE OHIO INSURED TAX-FREE FUND

 The Touchstone Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. It invests in high-quality, long-term, Ohio municipal obligations that are protected by insurance guaranteeing the payment of principal and interest in the event of a default. The Fund's total return was 0.04% for the twelve months ended June 30, 2004. The total return for the Lehman Brothers Municipal Bond Index was 0.76% for the same period. The average credit quality of the Index was AA, while the Fund's average credit quality was higher at AAA. In May 2004, the Touchstone Tax-Free Intermediate Term Fund was merged into the Ohio Insured Tax-Free Fund. As a result of the merger, the Fund was left with a larger than usual cash position. A good portion of the cash has been invested and the remaining position will be invested as we find suitable issues in the marketplace. The typical maturity range is in the 20- 25-year range, but since our expectation is for rates to trend higher, we will wait for a market pull back and buy insured Ohio municipal bonds in the 15- to 20-year maturity range, which has historically provided the Fund with the best combination of income and total return.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE OHIO INSURED TAX-FREE FUND - CLASS A* AND
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
--------------------------------------------------------------------------------
OHIO INSURED TAX-FREE FUND
AVERAGE ANNUAL TOTAL RETURNS**

                1 YEAR         5 YEARS        10 YEARS
CLASS A         -4.73%          3.95%           4.86%
CLASS C         -1.03%          4.21%           4.68%
--------------------------------------------------------------------------------

[The following table was depicted as a line chart in the printed material.]

OHIO INSURED TAX-FREE FUND - Class A    LEHMAN BROTHERS MUNICIPAL BOND INDEX
------------------------------------    ----------------------------------------
               QTRLY                          QTRLY
    DATE       RETURN      BALANCE            RETURN          BALANCE
------------------------------------    ----------------------------------------
06/30/94                   9,525                              10,000
09/30/94       0.20%       9,544                0.69%         10,069
12/31/94      -0.76%       9,472               -1.43%          9,925
03/31/95       6.59%      10,096                7.07%         10,626
06/30/95       1.69%      10,266                2.41%         10,882
09/30/95       2.32%      10,505                2.87%         11,195
12/31/95       4.45%      10,972                4.13%         11,657
03/31/96      -2.17%      10,734               -1.20%         11,517
06/30/96       0.44%      10,782                0.76%         11,605
09/30/96       2.38%      11,038                2.29%         11,871
12/31/96       2.45%      11,308                2.55%         12,173
03/31/97      -0.82%      11,216               -0.24%         12,144
06/30/97       3.21%      11,575                3.44%         12,562
09/30/97       2.42%      11,856                3.02%         12,941
12/31/97       2.26%      12,124                2.71%         13,292
03/31/98       0.88%      12,230                1.15%         13,445
06/30/98       1.31%      12,390                1.52%         13,650
09/30/98       3.07%      12,771                3.07%         14,069
12/31/98       0.22%      12,799                0.60%         14,154
03/31/99       0.45%      12,857                0.89%         14,279
06/30/99      -1.89%      12,614               -1.77%         14,027
09/30/99      -0.90%      12,500               -0.40%         13,971
12/31/99      -0.79%      12,402               -0.78%         13,862
03/31/00       3.26%      12,806                2.92%         14,268
06/30/00       1.09%      12,946                1.51%         14,483
09/30/00       1.93%      13,195                2.42%         14,834
12/31/01       4.89%      13,841                4.37%         15,482
03/31/01       1.57%      14,058                2.22%         15,826
06/30/01       0.26%      14,095                0.65%         15,929
09/30/01       2.06%      14,385                2.81%         16,376
12/31/01      -0.82%      14,267               -0.61%         16,276
03/31/02       0.59%      14,351                0.94%         16,429
06/30/02       3.27%      14,820                3.66%         17,031
09/30/02       5.38%      15,618                4.75%         17,840
12/31/02      -0.37%      15,560                0.00%         17,840
03/31/03       0.90%      15,700                1.20%         18,054
06/30/03       2.35%      16,069                2.58%         18,520
09/30/03      -0.25%      16,029                0.08%         18,534
12/31/03       1.59%      16,284                1.37%         18,788
03/31/04       1.57%      16,539                1.73%         19,113
06/30/04      -2.81%      16,074               -2.37%         18,660

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

**    Returns shown above are adjusted for maximum applicable sales charge.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
================================================================================
                                                  CALIFORNIA        FLORIDA
                                                   TAX-FREE        TAX-FREE
                                                 MONEY MARKET    MONEY MARKET
                                                     FUND            FUND
--------------------------------------------------------------------------------
ASSETS

Investment securities:

  At amortized cost ..........................   $ 59,593,130    $ 29,423,749
                                                 ============================
  At market value ............................   $ 59,593,130    $ 29,423,749
Interest receivable ..........................        264,955         126,290
Other assets .................................            547           1,179
                                                 ----------------------------
TOTAL ASSETS .................................     59,858,632      29,551,218
                                                 ----------------------------
LIABILITIES

Overdrafts ...................................        145,638         127,943
Dividends payable ............................            103           7,069
Payable to Adviser ...........................         21,014           8,764
Payable to affiliates ........................          7,836           4,344
Other accrued expenses and liabilities .......         26,057          17,608
                                                 ----------------------------
TOTAL LIABILITIES ............................        200,648         165,728
                                                 ----------------------------

NET ASSETS ...................................   $ 59,657,984    $ 29,385,490
                                                 ============================
NET ASSETS CONSIST OF:

Paid-in capital ..............................   $ 59,661,144    $ 29,391,020
Undistributed net investment income ..........            384              --
Accumulated net realized losses from security
  transactions ...............................         (3,544)         (5,530)
                                                 ----------------------------
NET ASSETS ...................................   $ 59,657,984    $ 29,385,490
                                                 ============================
Shares of beneficial interest
  outstanding (unlimited number
    of shares authorized, no par value) ......     59,661,153      29,391,008
                                                 ============================
Net asset value, offering price and redemption
  price per share ............................   $       1.00    $       1.00
                                                 ============================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
================================================================================
                                                      OHIO            OHIO
                                                    INSURED        TAX-FREE
                                                   TAX-FREE      MONEY MARKET
                                                     FUND             FUND
--------------------------------------------------------------------------------
ASSETS

Investment securities:
   At amortized cost .........................   $ 86,604,327    $341,376,338
                                                 ============================
   At market value ...........................   $ 90,080,831    $341,376,338

Cash .........................................         19,244              --
Interest receivable ..........................        603,004         952,777
Receivable for capital shares sold ...........          3,607              --
Receivable for securities sold ...............      1,012,265              --
Other assets .................................         14,800           5,217
                                                 ----------------------------
TOTAL ASSETS .................................     91,733,751     342,334,332
                                                 ----------------------------
LIABILITIES

Overdrafts ...................................             --         152,116
Dividends payable ............................         83,974         100,828
Payable to Adviser ...........................         36,382         107,861
Payable to affiliates ........................         14,440          23,794
Payable for capital shares redeemed ..........        294,508              --
Payable for securities purchased .............      3,545,662       2,004,880
Other accrued expenses and liabilities .......         60,096          60,978
                                                 ----------------------------
TOTAL LIABILITIES ............................      4,035,062      2,450,457
                                                 ----------------------------

NET ASSETS ...................................   $ 87,698,689    $339,883,875
                                                 ----------------------------
NET ASSETS CONSIST OF:

Paid-in capital ..............................   $ 84,222,185    $339,867,582
Accumulated net realized gains from security
   transactions ..............................             --          16,293
Net unrealized appreciation on investments ...      3,476,504              --
                                                 ----------------------------

NET ASSETS ...................................   $ 87,698,689    $339,883,875
                                                 ============================
PRICING OF CLASS A SHARES

Net assets applicable to Class A shares ......   $ 77,837,139    $         --
                                                 ============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
     no par value) ...........................      6,662,720              --
                                                 ============================
Net asset value and redemption price per share   $      11.68    $         --
                                                 ============================
Maximum offering price per share .............   $      12.26    $         --
                                                 ============================
PRICING OF CLASS C SHARES

Net assets applicable to Class C shares ......   $  9,861,550    $         --
                                                 ============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
    no par value) ............................        843,344              --
                                                 ============================
Net asset value, offering price and redemption
   price per share * .........................   $      11.69    $         --
                                                 ============================

JUNE 30, 2004
================================================================================
                                                      OHIO           OHIO
                                                    INSURED        TAX-FREE
                                                    TAX-FREE     MONEY MARKET
                                                      FUND            FUND
--------------------------------------------------------------------------------

PRICING OF RETAIL SHARES

Net assets applicable to Retail shares .......   $         --    $165,145,176
                                                 ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
    no par value) ............................             --     165,128,715
                                                 ============================
Net asset value, offering price and redemption
  price per share ............................   $         --    $       1.00
                                                 ============================
PRICING OF INSTITUTIONAL SHARES

Net assets applicable to Institutional shares    $         --    $174,738,699
                                                 ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
    no par value) ............................             --     174,725,256
                                                 ============================
Net asset value, offering price and redemption
  price per share ............................   $         --    $       1.00
                                                 ============================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
================================================================================
                                                                   TAX-FREE
                                                                 MONEY MARKET
                                                                     FUND
--------------------------------------------------------------------------------

ASSETS

Investment securities:

  At amortized cost ............................................  $36,470,594
                                                                  ===========
  At market value ..............................................  $36,470,594
Cash ...........................................................       27,013
Interest receivable ............................................      186,898
Other assets ...................................................       11,534
                                                                  -----------
TOTAL ASSETS ...................................................   36,696,039
                                                                  -----------
LIABILITIES

Dividends payable ..............................................          383
Payable to Adviser .............................................       15,173
Payable to affiliates ..........................................        6,979
Other accrued expenses and liabilities .........................       29,808
                                                                  -----------
TOTAL LIABILITIES ..............................................       52,343
                                                                  -----------
NET ASSETS .....................................................  $36,643,696
                                                                  ===========
NET ASSETS CONSIST OF:

Paid-in capital ................................................  $36,642,453
Undistributed net investment income ............................        1,243
                                                                  -----------
NET ASSETS .....................................................  $36,643,696
                                                                  ===========
PRICING OF CLASS A SHARES

Net assets applicable to Class A shares ........................  $20,262,858
                                                                  ===========
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ........   20,271,779
                                                                  ===========
Net asset value, offering price and redemption price per share..  $      1.00
                                                                  ===========

PRICING OF CLASS S SHARES

Net assets applicable to Class S shares ........................  $16,380,838
                                                                  ===========
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ........   16,380,826
                                                                  ===========
Net asset value, offering price and redemption price per share..  $      1.00
                                                                  ===========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004
================================================================================
                                                  CALIFORNIA        FLORIDA
                                                   TAX-FREE        TAX-FREE
                                                 MONEY MARKET    MONEY MARKET
                                                     FUND            FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest income ..............................   $    731,572    $    344,120
                                                 ----------------------------
EXPENSES

Investment advisory fees .....................        360,815         155,971
Distribution expenses ........................        180,802          77,981
Administration fees ..........................         39,704          17,156
Accounting services fees .....................         30,000          24,000
Transfer agent fees ..........................         31,118          12,000
Professional fees ............................         19,363          15,212
Custodian fees ...............................         27,573           6,520
Trustees' fees and expenses ..................          8,102           8,391
Postage and supplies .........................         14,033           1,628
Pricing expenses .............................          9,048           4,157
Registration fees ............................          1,478           2,207
Other expenses ...............................          1,995             287
                                                 ----------------------------
TOTAL EXPENSES ...............................        724,031         325,510
Fees waived by the Adviser ...................       (183,544)        (91,903)
                                                 ----------------------------
NET EXPENSES .................................        540,487         233,607
                                                 ----------------------------

NET INVESTMENT INCOME ........................        191,085         110,513
                                                 ----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS         (3,544)         (5,422)
                                                 ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...   $    187,541    $    105,091
                                                 ============================


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004
===============================================================================
                                                     OHIO            OHIO
                                                    INSURED        TAX-FREE
                                                   TAX-FREE      MONEY MARKET
                                                     FUND            FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest income .................................. $ 3,148,262    $ 4,335,558
                                                   --------------------------
EXPENSES

Investment advisory fees .........................     336,113      1,710,957
Distribution expenses, Class A ...................     149,013             --
Distribution expenses, Class B* ..................       2,731             --
Distribution expenses, Class C ...................      74,990             --
Distribution expenses, Retail class ..............          --        418,508
Administration fees ..............................      36,972        188,035
Custodian fees ...................................       6,784        102,360
Transfer agent fees, Class A .....................      27,370             --
Transfer agent fees, Class B* ....................       9,261             --
Transfer agent fees, Class C .....................      12,000             --
Transfer agent fees, Retail class ................          --         46,916
Transfer agent fees, Institutional class .........          --         12,000
Accounting services fees .........................      44,375         61,500
Postage and supplies .............................      19,905         40,057
Professional fees ................................      14,291         27,120
Pricing expenses .................................       9,050         17,057
Trustees' fees and expenses ......................       7,274          8,118
Registration fees, Class A .......................       4,932             --
Registration fees, Class B* ......................       4,178             --
Registration fees, Class C .......................       2,877             --
Registration fees, Retail class ..................          --          1,986
Other expenses ...................................         260          5,129
                                                   --------------------------
TOTAL EXPENSES ...................................     762,376      2,639,743
Fees waived by the Adviser .......................    (199,133)      (243,654)
                                                   --------------------------
NET EXPENSES .....................................     563,243      2,396,089
                                                   --------------------------

NET INVESTMENT INCOME ............................   2,585,019      1,939,469
                                                   --------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS

Net realized gains from security transactions ....     435,030         16,293
Net change in unrealized appreciation/depreciation
  on investments .................................  (2,333,368)            --
                                                   --------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS ....................................  (1,898,338)        16,293
                                                   --------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....... $   686,681    $ 1,955,762
                                                   ==========================


*    Represents the period from July 1, 2003 through May 21, 2004 (see Note 6).

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004
================================================================================
                                                                    TAX-FREE
                                                                  MONEY MARKET
                                                                     FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest income ..............................................    $   458,039
                                                                  -----------
EXPENSES

Investment advisory fees .....................................        167,794
Distribution expenses, Class A ...............................         46,754
Distribution expenses, Class S ...............................         89,145
Transfer agent fees, Class A .................................         21,543
Transfer agent fees, Class S .................................         12,000
Accounting services fees .....................................         31,500
Registration fees, Class A ...................................         11,660
Registration fees, Class S ...................................         17,826
Administration fees ..........................................         18,462
Postage and supplies .........................................         18,426
Professional fees ............................................         15,595
Trustees' fees and expenses ..................................          8,352
Custodian fees ...............................................          5,709
Pricing expenses .............................................          4,825
Other expenses ...............................................            257
                                                                  -----------
TOTAL EXPENSES ...............................................        469,848
Fees waived by the Adviser ...................................       (132,997)
                                                                  -----------
NET EXPENSES .................................................        336,851
                                                                  -----------

NET INVESTMENT INCOME ........................................        121,188

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ................             13
                                                                  -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................    $   121,201
                                                                  ===========

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                          CALIFORNIA                          FLORIDA
                                                           TAX-FREE                          TAX-FREE
                                                          MONEY MARKET                     MONEY MARKET
                                                             FUND                              FUND
                                                ----------------------------------------------------------------
                                                    YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                    2004             2003             2004             2003
================================================================================================================
FROM OPERATIONS

Net investment income .......................   $     191,085    $     491,326    $     110,513    $     198,377
Net realized gains (losses)
  from security transactions ................          (3,544)            251            (5,422)           7,941
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS ................................         187,541          491,577          105,091          206,318
                                                ----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income ..................        (190,813)       (491,598)         (110,513)        (198,377)
From net realized gains .....................            (251)         (5,641)               --               --
                                                ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .............        (191,064)       (497,239)         (110,513)        (198,377)
                                                ----------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold ...................     216,103,748     231,465,121        67,059,735       60,228,779
Reinvested distributions ....................         190,472         481,616            23,524           69,053
Payments for shares redeemed ................    (226,977,960)   (246,001,399)      (67,348,981)     (48,777,163)
                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ...........     (10,683,740)    (14,054,662)         (265,722)      11,520,669
                                                ----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS ................................     (10,687,263)    (14,060,324)         (271,144)      11,528,610

NET ASSETS

Beginning of year ...........................      70,345,247      84,405,571        29,656,634       18,128,024
                                                ----------------------------------------------------------------
End of year .................................   $  59,657,984    $ 70,345,247     $  29,385,490    $  29,656,634
                                                ================================================================

UNDISTRIBUTED NET INVESTMENT INCOME..........   $         384    $        112     $          --    $          --
                                                ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================
                                                               OHIO                             OHIO
                                                              INSURED                          TAX-FREE
                                                              TAX-FREE                       MONEY MARKET
                                                               FUND                              FUND
                                                  ----------------------------------------------------------------
                                                      YEAR             YEAR            YEAR             YEAR
                                                     ENDED             ENDED           ENDED            ENDED
                                                    JUNE 30,          JUNE 30,        JUNE 30,         JUNE 30,
                                                      2004             2003             2004             2003
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS

Net investment income .........................   $   2,585,019    $   2,548,395    $   1,939,469    $   3,785,390
Net realized gains from
  security transactions .......................         435,030          899,591           16,293           31,700
Net change in unrealized
  appreciation/depreciation on investments ....      (2,333,368)       2,092,804               --              --
                                                  ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS .............................         686,681        5,540,790        1,955,762        3,817,090
                                                  ----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...........      (2,335,854)      (2,351,509)              --               --
From net investment income, Class B* ..........         (10,552)          (8,218)              --               --
From net investment income, Class C ...........        (238,613)        (188,668)              --               --
From net investment income, Retail ............              --               --         (582,573)      (1,374,359)
From net investment income, Institutional .....              --               --       (1,356,896)      (2,411,031)
From net realized gains, Class A ..............        (956,379)        (332,541)              --               --
From net realized gains, Class B* .............          (6,660)          (1,419)              --               --
From net realized gains, Class C ..............        (118,216)         (31,146)              --               --
From net realized gains, Retail ...............              --               --           (5,245)              --
From net realized gains, Institutional ........              --               --           (6,165)              --
                                                  ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS ...............      (3,666,274)      (2,913,501)      (1,950,879)      (3,785,390)
                                                  ----------------------------------------------------------------
CAPITAL CONTRIBUTION ..........................         150,000               --               --               --
                                                  ----------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
  CLASS A
Proceeds from shares sold .....................      43,472,366      166,427,209               --               --
Proceeds from shares issued in
  connection with acquisition
    (Note 6) ..................................      26,699,005               --               --               --
Reinvested distributions ......................       2,127,491        1,811,604               --               --
Payments for shares redeemed ..................     (51,646,987)    (165,318,707)              --               --
                                                  ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .............      20,651,875        2,920,106               --               --
                                                  ----------------------------------------------------------------
CLASS B*
Proceeds from shares sold .....................         153,317          136,163               --               --
Reinvested distributions ......................          11,011            7,253               --               --
Payments for shares redeemed ..................        (463,312)          (4,117)              --               --
                                                  ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS B SHARE TRANSACTIONS .............        (298,984)         139,299               --               --
                                                  ----------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
===================================================================================================================
                                                               OHIO                              OHIO
                                                              INSURED                          TAX-FREE
                                                             TAX-FREE                         MONEY MARKET
                                                               FUND                              FUND
                                                  ----------------------------------------------------------------
                                                      YEAR             YEAR            YEAR             YEAR
                                                     ENDED             ENDED           ENDED            ENDED
                                                    JUNE 30,          JUNE 30,        JUNE 30,         JUNE 30,
                                                      2004             2003             2004             2003
------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold ....................... $   1,020,441    $   2,962,425    $          --    $          --
Proceeds from shares issued in
  connection with acquisition
    (Note 6) ....................................     3,872,930               --               --               --
Reinvested distributions ........................       254,465          172,491               --               --
Payments for shares redeemed ....................    (2,351,756)        (860,392)              --               --
                                                  ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS ....................     2,796,080        2,274,524               --               --
                                                  ----------------------------------------------------------------
RETAIL
Proceeds from shares sold .......................            --               --      330,112,190      447,218,674
Reinvested distributions ........................            --               --          586,040        1,369,314
Payments for shares redeemed ....................            --               --     (321,365,247)    (503,873,010)
                                                  ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM RETAIL SHARE TRANSACTIONS ................            --               --        9,332,983      (55,285,022)
                                                  ----------------------------------------------------------------
INSTITUTIONAL
Proceeds from shares sold .......................            --               --      497,917,624      506,126,362
Reinvested distributions ........................            --               --           61,993          159,261
Payments for shares redeemed ....................            --               --     (589,363,170)    (450,864,267)
                                                  ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM INSTITUTIONAL SHARE
  TRANSACTIONS ..................................            --               --      (91,383,553)      55,421,356
                                                  ----------------------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS .................................    20,319,378        7,961,218      (82,045,687)         168,034

NET ASSETS
Beginning of year ...............................    67,379,311       59,418,093      421,929,562      421,761,528
                                                  ----------------------------------------------------------------
End of year ..................................... $  87,698,689    $  67,379,311    $ 339,883,875    $ 421,929,562
                                                  ================================================================
UNDISTRIBUTED NET INVESTMENT INCOME ............. $          --    $          --    $          --    $          --
                                                  ================================================================


*    Represents the period from July 1, 2003 through May 21, 2004 (see Note 6).

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
======================================================================
                                                    TAX-FREE
                                                   MONEY MARKET
                                                      FUND
                                          ----------------------------
                                              YEAR             YEAR
                                              ENDED           ENDED
                                             JUNE 30,        JUNE 30,
                                               2004           2003
----------------------------------------------------------------------
FROM OPERATIONS
Net investment income .................   $    121,188    $    204,839
Net realized gains from security
  transactions ........................             13           9,642
                                          ----------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS .....................        121,201         214,481
                                          ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...        (88,234)       (181,440)
From net investment income, Class S ...        (31,994)        (24,361)
From net realized gains, Class A ......         (4,906)        (42,682)
From net realized gains, Class S ......         (4,736)             --
                                          ----------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .......       (129,870)       (248,483)
                                          ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A

Proceeds from shares sold .............     26,939,807      29,377,332
Reinvested distributions ..............         90,480         220,138
Payments for shares redeemed ..........    (28,138,896)    (31,715,452)
                                          ----------------------------
DECREASE IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .....     (1,108,609)     (2,117,982)
                                          ----------------------------
CLASS S

Proceeds from shares sold .............     66,371,877      60,088,784
Reinvested distributions ..............         36,737          24,213
Payments for shares redeemed ..........    (68,714,740)    (41,426,045)
                                          ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS S SHARE TRANSACTIONS .....     (2,306,126)     18,686,952
                                          ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (3,423,404)     16,534,968

NET ASSETS
Beginning of year .....................     40,067,100      23,532,132
                                          ----------------------------
End of year ...........................   $ 36,643,696    $ 40,067,100
                                          ============================

UNDISTRIBUTED NET INVESTMENT INCOME ...   $      1,243    $        270
                                          ============================

See accompanying notes to financial statements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED JUNE 30,
                              -------------------------------------------------------------------------------
                                  2004           2003             2002             2001               2000
-------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year  ......   $     1.000    $     1.000      $     1.000       $     1.000       $     1.000
                              -------------------------------------------------------------------------------
Net investment income .....         0.003          0.006            0.012             0.028             0.027
                              -------------------------------------------------------------------------------
Net realized gains (losses)
  on investments ...........       (0.000)(A)      0.000(A)         0.000(A)             --                --
                              -------------------------------------------------------------------------------
Less distributions:
  Dividends from net
     investment income ....        (0.003)        (0.006)          (0.012)           (0.028)           (0.027)
  Distributions from net
     realized gains .......        (0.000)(A)         --               --                --                --
                              -------------------------------------------------------------------------------
Total distributions .......        (0.003)        (0.006)          (0.012)           (0.028)           (0.027)
                              -------------------------------------------------------------------------------
Net asset value at end of
  year ....................   $     1.000    $     1.000      $     1.000       $     1.000       $     1.000
                              ===============================================================================
Total return ..............          0.27%          0.65%            1.17%             2.84%             2.75%
                              ===============================================================================
Net assets at end of year
  (000's) .................   $    59,658    $    70,345      $    84,406       $    69,485       $    62,900
                              ===============================================================================
Ratio of net expenses to
  average net assets ......          0.75%          0.75%            0.75%             0.75%             0.75%
Ratio of net investment
  income to average net
  assets ..................          0.27%          0.64%            1.13%             2.84%             2.72%

(A)  Amount rounds to less than $0.001.

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED JUNE 30,
                              -------------------------------------------------------------------------------
                                  2004          2003              2002              2001              2000
-------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year .......   $     1.000    $     1.000      $     1.000       $     1.000       $     1.000
                              -------------------------------------------------------------------------------
Net investment income .....         0.004          0.008            0.017             0.033             0.030
                              -------------------------------------------------------------------------------
Net realized gains (losses)
  on investments ..........        (0.000)(A)      0.000(A)        (0.000)(A)            --                --
                              -------------------------------------------------------------------------------
Less distributions:
  Dividends from net
     investment income ....        (0.004)        (0.008)          (0.017)           (0.033)           (0.030)

  Distributions from net
     realized gains .......        (0.000)(A)         --               --                --              --
                              -------------------------------------------------------------------------------
Total distributions .......        (0.004)        (0.008)          (0.017)           (0.033)           (0.030)
                              -------------------------------------------------------------------------------
Net asset value at end of
  year ....................   $     1.000    $     1.000      $     1.000       $     1.000       $     1.000
                              ===============================================================================
Total return ..............          0.36%          0.76%            1.66%             3.30%             3.05%
                              ===============================================================================
Net assets at end of year
  (000's) .................   $    29,385    $    29,657      $    18,128       $    16,690       $    18,244
                              ===============================================================================
Ratio of net expenses to
  average net assets ......          0.75%          0.69%            0.65%             0.65%             0.73%
Ratio of net investment
income to average
   net assets .............          0.35%          0.77%            1.64%             3.26%             2.98%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.                               17

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
======================================================================================================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED JUNE 30,
                                   -------------------------------------------------------------------
                                      2004           2003           2002          2001         2000
------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year.............   $    12.36     $    11.94     $    11.89     $    11.45  $    11.74
                                   -------------------------------------------------------------------
Income from investment
  operations:
  Net investment income .......          0.48           0.49           0.53           0.56        0.58
  Net realized and unrealized
    gains (losses) on investments       (0.50)          0.49           0.07           0.44       (0.29)
                                   -------------------------------------------------------------------
Total from investment
   operations...................        (0.02)          0.98           0.60           1.00        0.29
                                   -------------------------------------------------------------------
Less distributions:
  Dividends from net
     investment income .........        (0.48)         (0.49)         (0.53)         (0.56)      (0.58)
  Distributions from net
     realized gains ............        (0.21)         (0.07)         (0.02)            --          --
                                   -------------------------------------------------------------------
Total distributions ............        (0.69)         (0.56)         (0.55)         (0.56)      (0.58)
                                   -------------------------------------------------------------------

Capital contribution ...........         0.03             --             --             --          --
                                   -------------------------------------------------------------------

Net asset value at end of year..   $    11.68     $    12.36     $    11.94     $    11.89  $    11.45
                                   ===================================================================

Total return(A) ................         0.04%(B)       8.43%          5.15%          8.88%       2.60%
                                   ===================================================================
Net assets at end of
   year (000's) ................   $   77,837     $   59,683     $   54,348     $   54,791  $   59,600
                                   ===================================================================
Ratio of net expenses to
  average net assets ...........         0.75%          0.75%          0.75%          0.75%       0.75%

Ratio of net investment
  income to average net assets .         3.94%          4.03%          4.47%          4.77%       5.08%

Portfolio turnover rate ........           36%            24%            28%            20%         66%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B) Total return would have been (0.21%) without the capital contribution made by the Adviser (Note 4).

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
=======================================================================================
                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------
                                             PERIOD       YEAR       YEAR       PERIOD
                                             ENDED       ENDED       ENDED       ENDED
                                            MAY 21,     JUNE 30,    JUNE 30,    JUNE 30,
                                             2004(B)      2003        2002       2001(A)
---------------------------------------------------------------------------------------
Net asset value at beginning
  of period .............................   $ 12.40     $ 11.95     $ 11.88     $ 11.76
                                            -------------------------------------------
Income (loss) from investment operations:
  Net investment income .................      0.35        0.40        0.46        0.11
  Net realized and unrealized
   gains (losses) on investments ........     (0.61)       0.52        0.09        0.12
                                            -------------------------------------------
Total from investment operations ........     (0.26)       0.92        0.55        0.23
                                            -------------------------------------------
Less distributions:
Dividends from net investment
  income ................................     (0.35)      (0.40)      (0.46)      (0.11)
Distributions from net
  realized gains ........................     (0.21)      (0.07)      (0.02)         --
                                            -------------------------------------------
Total distributions .....................     (0.56)      (0.47)      (0.48)      (0.11)
                                            -------------------------------------------
Net asset value at end
  of period .............................   $ 11.58     $ 12.40     $ 11.95     $ 11.88
                                            ===========================================
Total return(C) .........................     (2.17%)(D)   7.89%       4.72%       1.98%(D)
                                            ===========================================
Net assets at end of period (000's) .....   $   425     $   308     $   161     $    40
                                            ===========================================
Ratio of net expenses to
  average net assets ....................      1.50%       1.50%       1.50%       0.50%(E)

Ratio of net investment
  income to average net assets ..........      3.24%       3.26%       3.69%       1.40%(E)

Portfolio turnover rate .................        36%         24%         28%         20%(E)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) On May 21, 2004, Class B shares were merged into Class A shares in connection with an Agreement and Plan of Reorganization approved by shareholders (see Note 6).

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
===================================================================================================
                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------
                                                              YEAR ENDED JUNE 30,
                                    ----------------------------------------------------------------
                                       2004          2003          2002         2001         2000
----------------------------------------------------------------------------------------------------
Net asset value at
 beginning of year ..............   $   12.41     $   11.96     $   11.89     $   11.44    $   11.74
                                    ----------------------------------------------------------------
Income from investment
operations:
  Net investment income .........        0.39          0.40          0.44          0.47         0.49
  Net realized and unrealized
    gains (losses) on investments       (0.51)         0.52          0.09          0.45        (0.30)
                                    ----------------------------------------------------------------
Total from investment
  operations ....................       (0.12)         0.92          0.53          0.92         0.19
                                    ----------------------------------------------------------------
Less distributions:
  Dividends from net
     investment income ..........       (0.39)        (0.40)        (0.44)        (0.47)       (0.49)

  Distributions from
    net realized gains ..........       (0.21)        (0.07)        (0.02)           --           --
                                    ----------------------------------------------------------------
Total distributions .............       (0.60)        (0.47)        (0.46)        (0.47)       (0.49)
                                    ----------------------------------------------------------------
Net asset value at end of
  year ..........................   $   11.69     $   12.41     $   11.96     $   11.89    $   11.44
                                    ================================================================

Total return(A) .................       (1.03%)        7.89%         4.54%         8.15%        1.75%
                                    ================================================================
Net assets at end of year
(000's) .........................   $   9,862     $   7,388     $   4,910     $   4,526    $   3,585
                                    ================================================================
Ratio of net expenses to
  average net assets ............        1.50%         1.50%         1.50%         1.50%        1.50%

Ratio of net investment
  income to average net assets ..        3.19%         3.27%         3.72%         4.00%        4.42%

Portfolio turnover rate .........          36%           24%           28%           20%          66%

(A)   Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED JUNE 30,
                           -----------------------------------------------------------------------------------
                               2004               2003               2002             2001             2000
--------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year ....   $      1.000       $      1.000       $      1.000     $      1.000    $      1.000
                           -----------------------------------------------------------------------------------
Net investment income ..          0.004              0.008              0.015            0.033           0.031
                           -----------------------------------------------------------------------------------
Net realized gains
  (losses) on investments         0.000(A)           0.000(A)          (0.000)(A)           --              --
                           -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ..         (0.004)            (0.008)            (0.015)          (0.033)         (0.031)
  Distributions from net
   realized gains ......         (0.000)(A)             --                 --               --              --
                          -----------------------------------------------------------------------------------
Total distributions ....         (0.004)            (0.008)            (0.015)          (0.033)         (0.031)
                           -----------------------------------------------------------------------------------
Net asset value at end
   of year .............   $      1.000       $      1.000       $      1.000     $      1.000    $      1.000
                           ===================================================================================
Total return ...........           0.35%              0.78%              1.47%            3.31%           3.09%
                           ===================================================================================
Net assets at end of
  year (000's) .........   $    165,145       $    155,810       $    211,083     $    211,564    $    214,561
                           ===================================================================================
Ratio of net expenses to
  average net assets ...           0.75%              0.75%              0.75%            0.75%           0.75%

Ratio of net investment
  income to average
    net assets .........           0.35%              0.79%              1.46%            3.29%           3.04%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED JUNE 30,
                           -----------------------------------------------------------------------------------
                               2004               2003               2002             2001            2000
-------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year ....   $      1.000       $      1.000       $      1.000     $      1.000    $      1.000
                           -----------------------------------------------------------------------------------
Net investment income ..          0.006              0.010              0.017            0.035           0.033
                           -----------------------------------------------------------------------------------
Net realized gains
  (losses) on investments         0.000(A)           0.000(A)          (0.000)(A)           --              --
                           -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ..         (0.006)            (0.010)            (0.017)          (0.035)         (0.033)
  Distributions from net
     realized gains ....         (0.000)(A)             --                 --               --              --
                           -----------------------------------------------------------------------------------
Total distributions ....         (0.006)            (0.010)            (0.017)          (0.035)         (0.033)
                           -----------------------------------------------------------------------------------
Net asset value at end
   of year .............   $      1.000       $      1.000       $      1.000     $      1.000    $      1.000
                           ===================================================================================
Total return ...........           0.60%              1.03%              1.72%            3.58%           3.35%
                           ===================================================================================
Net assets at end of
  year (000's) .........   $    174,739       $    266,120       $    210,679     $    185,381    $    132,889
                           ===================================================================================
Ratio of net expenses to
  average net assets ...           0.50%              0.50%              0.50%            0.50%           0.50%

Ratio of net investment
  income to average net assets     0.59%              1.02%              1.69%            3.52%           3.25%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.                               21

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                           -----------------------------------------------------------------------------------
                               2004               2003               2002             2001            2000
--------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year ....   $      1.000       $      1.000       $      1.000     $      1.000    $      1.000
                           -----------------------------------------------------------------------------------
Net investment income ..          0.005              0.008              0.017            0.034           0.032
                           -----------------------------------------------------------------------------------
Net realized gains on
  investments ..........          0.000(A)           0.000(A)           0.000(A)            --              --
                           -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
     investment income .         (0.005)            (0.008)            (0.017)          (0.034)         (0.032)
  Distributions from net
     realized gains ....         (0.000)(A)             --                 --               --              --
                           -----------------------------------------------------------------------------------
Total distributions ....         (0.005)            (0.008)            (0.017)          (0.034)         (0.032)
                           -----------------------------------------------------------------------------------
Net asset value at end of
   year ................   $      1.000       $      1.000       $      1.000     $      1.000    $      1.000
                           ===================================================================================
Total return ...........           0.50%              0.99%              1.73%            3.45%           3.22%
                           ===================================================================================
Net assets at end of year
(000's) ................   $     20,263       $     21,375       $     23,532     $     22,409    $     25,194
                           ===================================================================================
Ratio of net expenses to
  average net assets ...           0.89%              0.89%              0.89%            0.89%           0.89%

Ratio of net investment
  income to average net
  assets ...............           0.48%              0.79%              1.71%            3.42%           3.15%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
=================================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                                                     YEAR             PERIOD
                                                                    ENDED             ENDED
                                                                   JUNE 30,          JUNE 30,
                                                                    2004              2003(A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............            $     1.000       $     1.000
                                                       ---------------------------------------------------------
Net investment income ..............................                  0.002             0.001
                                                       ---------------------------------------------------------
Net realized gains on investments ..................                  0.000(B)          0.000(B)
                                                       ---------------------------------------------------------
Less distributions:
  Dividends from net investment income .............                 (0.002)           (0.001)
  Distributions from net realized gains ............                 (0.000)(B)            --
                                                       ---------------------------------------------------------
Total distributions ................................                 (0.002)           (0.001)
                                                       ---------------------------------------------------------
Net asset value at end of period ...................             $    1.000       $     1.000
                                                       =========================================================
Total return .......................................                  0.25%             0.32%(C)
                                                       =========================================================
Net assets at end of period (000's) ................              $   16,381      $    18,692
                                                       =========================================================
Ratio of net expenses to average net assets ........                  1.15%             1.15%(C)
Ratio of net investment income to average net assets                  0.22%             0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)   Amount rounds to less than $0.001.
(C)   Annualized.

See accompanying notes to financial statements.
22

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
================================================================================

1.  ORGANIZATION

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities that pay interest that is exempt from both federal income tax and California income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Ohio Insured Tax-Free Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

Share valuation -- The net asset value per share of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Investment income -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

Distributions to shareholders -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

Allocations -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

==================================================================================================
The tax character of distributions paid for the years ended June 30, 2004 and 2003 was as follows:

----------------------------------------------------------------------------------------------------
                           CALIFORNIA TAX-FREE        FLORIDA TAX-FREE
                              MONEY MARKET              MONEY MARKET              OHIO INSURED
                                  FUND                      FUND                  TAX-FREE FUND
----------------------------------------------------------------------------------------------------
                            2004         2003         2004         2003         2004         2003
From tax exempt income   $  190,813   $  491,486   $  110,513   $  198,377   $2,585,019   $2,548,395
From ordinary income .           --        5,753           --           --       49,199       16,402
From long-term capital
gains ................          251           --           --           --    1,032,056      348,704
                         ---------------------------------------------------------------------------
                         $  191,064   $  497,239   $  110,513   $  198,377   $3,666,274   $2,913,501
                         ===========================================================================
----------------------------------------------------------------------------------------------------
                                                       OHIO TAX-FREE                 TAX-FREE
                                                        MONEY MARKET               MONEY MARKET
                                                            FUND                      FUND
----------------------------------------------------------------------------------------------------
                                                      2004         2003         2004         2003
From tax exempt income .........................   $1,939,469   $3,785,390   $  120,215   $  205,531
From ordinary income ...........................       10,212           --        9,655          673
From long-term capital gains....................        1,198           --           --       42,279
                                                   -------------------------------------------------
                                                   $1,950,879   $3,785,390   $  129,870   $  248,483
                                                   =================================================
----------------------------------------------------------------------------------------------------
The following information is computed on a tax basis for each item as of June 30, 2004:
----------------------------------------------------------------------------------------------------
                                                    CALIFORNIA          FLORIDA
                                                     TAX-FREE           TAX-FREE        OHIO-INSURED
                                                   MONEY MARKET       MONEY MARKET        TAX-FREE
                                                       FUND               FUND              FUND
----------------------------------------------------------------------------------------------------
Cost of portfolio investments ..................   $ 59,593,130       $ 29,423,749      $ 86,604,327
                                                   =================================================
Gross unrealized appreciation ..................   $         --       $         --      $  3,890,081
Gross unrealized depreciation ..................             --                 --          (413,577)
                                                   -------------------------------------------------
Net unrealized appreciation/depreciation                     --                 --         3,476,504
Capital loss carryforward ......................             --               (108)               --
Post-October losses ............................         (3,544)            (5,422)               --
Undistributed tax exempt income ................            487              7,069            83,974
Other temporary differences ....................           (103)            (7,069)          (83,974)
                                                   =================================================
     Accumulated earnings (deficit) ....           $     (3,160)      $     (5,530)     $  3,476,504
                                                   =================================================
----------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

====================================================================================================
                                                                         OHIO
                                                                        TAX-FREE          TAX-FREE
                                                                      MONEY MARKET      MONEY MARKET
                                                                         FUND               FUND
----------------------------------------------------------------------------------------------------
Cost of portfolio investments .................................       $341,376,338      $ 36,470,594
                                                                      ==============================
Undistributed tax exempt income ...............................       $    100,828      $      1,626
Undistributed long-term gains .................................             16,293                --
Other temporary differences ...................................           (100,828)             (383)
                                                                      ==============================
   Accumulated earnings .......................................       $     16,293      $      1,243
                                                                      ==============================
----------------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

The capital loss carryforward as of June 30, 2004 in the table above expires as follows:
----------------------------------------------------------------------------------------------------
                                                                         AMOUNT      EXPIRATION DATE
----------------------------------------------------------------------------------------------------
Florida Tax-Free Money Fund ...................................       $        108     June 30, 2010
----------------------------------------------------------------------------------------------------
The capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts -- To the extent of permanent book/tax differences, such amounts are reclassified within the capital accounts based on their federal tax basis treatments; temporary differences do not require such reclassification. These reclassifications have no impact on net asset value of the Funds. During the current fiscal year, permanent differences, primarily due to a tax return of capital distribution and a reclass of distributions resulted in the following reclassifications:
----------------------------------------------------------------------------------------------------
                                                                      ACCUMULATED
                                                    ACCUMULATED    NET REALIZED GAINS
                                                  NET INVESTMENT     FROM SECURITY         PAID IN
FUND NAME                                             INCOME         TRANSACTIONS          CAPITAL
----------------------------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund .....................   $         --    $        29,341      $    (29,341)
Tax-Free Money Market Fund .....................   $         13    $           (13)     $         --
----------------------------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended
June 30, 2004:
----------------------------------------------------------------------------------------------------
                                                                                       OHIO INSURED
                                                                                       TAX-FREE FUND
----------------------------------------------------------------------------------------------------
Purchases of investment securities ...............................................      $ 21,959,458
Proceeds from sales and maturities of investment securities ......................      $ 22,221,659
----------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4.  TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisers, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

The Trust and the Adviser have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
California Tax-Free Money Market Fund -0.75%; Florida Tax-Free Money Market Fund
- 0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class C shares; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Tax-Free Money Market Fund, - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2005.

Pursuant to this expense limitation agreement, during the year ended June 30, 2004, the Adviser waived the following fees:

California Tax-Free Money Market Fund                   $      183,544
Florida Tax-Free Money Market Fund                      $       91,903
Ohio Insured Tax-Free Fund                              $      199,133
Ohio Tax-Free Money Market Fund                         $      243,654
Tax-Free Money Market Fund                              $      132,997

During the year ended June 30, 2004, the Adviser made a capital contribution to the Ohio Insured Tax-Free Fund Class A shares totalling $150,000.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund based on the Fund's net assets.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement with Integrated. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per Fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $3,202 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund during the year ended June 30, 2004. In addition, the Underwriter collected $640 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.  CAPITAL SHARE TRANSACTIONS

Capital share transactions for the California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

------------------------------------------------------------------------------------
                                                                OHIO INSURED
                                                                TAX-FREE FUND
------------------------------------------------------------------------------------
                                                              YEAR           YEAR
                                                              ENDED         ENDED
                                                             JUNE 30,      JUNE 30,
                                                              2004           2003
------------------------------------------------------------------------------------
CLASS A
Shares sold ...........................................     3,651,817     13,664,501
Shares issued in connection with acquisition (Note 6) .     2,336,257             --
Shares reinvested .....................................       178,114        148,905
Shares redeemed .......................................    (4,330,774)   (13,536,660)
                                                           -------------------------
Net increase in shares outstanding ....................     1,835,414        276,746
Shares outstanding, beginning of year .................     4,827,306      4,550,560
                                                           -------------------------
Shares outstanding, end of year .......................     6,662,720      4,827,306
                                                           =========================
CLASS B
Shares sold ...........................................        12,695         11,165
Shares reinvested .....................................           917            595
Shares redeemed .......................................        (1,763)          (338)
Shares redeemed in connection with acquisition (Note 6)       (36,723)            --
                                                           -------------------------
Net increase (decrease) in shares outstanding .........       (24,874)        11,422
Shares outstanding, beginning of year .................        24,874         13,452
                                                           -------------------------
Shares outstanding, end of year .......................            --         24,874
                                                           =========================
CLASS C
Shares sold ...........................................        85,092        241,986
Shares issued in connection with acquisition (Note 6) .       336,184             --
Shares reinvested .....................................        21,222         14,132
Shares redeemed .......................................      (194,697)       (70,921)
                                                           -------------------------
Net increase in shares outstanding ....................       247,801        185,197
Shares outstanding, beginning of year .................       595,543        410,346
                                                           -------------------------
Shares outstanding, end of year .......................       843,344        595,543
                                                           =========================
------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. ACQUISITION

On May 21, 2004, a Special Meeting of Shareholders of the Touchstone Tax-Free Intermediate Term Fund was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Touchstone Tax-Free Intermediate Term Fund Class A, Class B and Class C Shares, a series of the Trust, in exchange for shares of the Touchstone Ohio Insured Tax-Free Fund Class A, Class A and Class C Shares, respectively.

The acquisition was approved as follows:

                                                        NUMBER OF VOTES
                                               -----------------------------
                                                  FOR      AGAINST   ABSTAIN
                                               ---------   -------   -------
Touchstone Tax-Free Intermediate Term Fund     1,538,848   116,172   105,067

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                  BEFORE REORGANIZATION                            AFTER REORGANIZATION
                          ---------------------------------------------------------------------   -----------------------
                                       TOUCHSTONE                       TOUCHSTONE                       TOUCHSTONE
                                 TAX-FREE INTERMEDIATE                 OHIO INSURED                     OHIO INSURED
                                      TERM FUND                         TAX-FREE FUND                   TAX-FREE FUND
                          ---------------------------------  ----------------------------------   -----------------------
                             CLASS A   CLASS B     CLASS C     CLASS A    CLASS B     CLASS C       CLASS A      CLASS C

Shares ................     2,395,217    46,318     357,175    4,555,552    36,723      518,125     6,890,345     854,017
Net Assets ............   $26,081,422  $504,627  $3,890,674  $52,718,330  $425,073  $ 6,000,365   $79,729,452  $9,891,039
Net Asset Value .......   $     10.89  $  10.89  $    10.89  $     11.57  $  11.58  $     11.58   $     11.57  $    11.58
Unrealized Appreciation
(Depreciation) ........   $   491,346  $(27,709) $ (117,535) $ 2,627,265  $(16,255)  $ (358,251)  $ 3,074,647  $ (475,786)

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

8. PORTFOLIO COMPOSITION (UNAUDITED)

As of June 30, 2004, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 80.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2004, 29.8% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 6.7% in the State of Kentucky.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2004, there were no concentrations of investments (10% or greater) in any one issuer.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

As of June 30, 2004, 82.4% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 80.12% of its portfolio securities.

The concentration of investments for each Fund as of June 30, 2004, classified by revenue source, was as follows:

--------------------------------------------------------------------------------
                              CALIFORNIA  FLORIDA            OHIO
                               TAX-FREE  TAX-FREE   OHIO   TAX-FREE TAX-FREE
                                 MONEY     MONEY   INSURED   MONEY    MONEY
                                MARKET    MARKET  TAX-FREE  MARKET   MARKET
                                 FUND      FUND     FUND     FUND     FUND
--------------------------------------------------------------------------------
General Obligations .........     3.3%     4.4%     56.4%     7.0%    17.5%
                                -------------------------------------------
Revenue Bonds:
  Industrial Development/
    Pollution Control .......    17.0%      3.9%      --      9.9%    19.9%
  Hospital/Health Care ......     3.4%     10.8%    14.7%    22.2%    16.2%
  Utilities .................    12.8%     10.4%    11.1%    16.3%    12.0%
  Education .................    10.6%     14.7%     5.6%     9.4%     8.6%
  Housing/Mortgage ..........    30.2%     39.7%     3.1%     8.0%     5.6%
  Economic Development ......     1.5%      2.3%      --      8.6%     6.3%
  Public Facilities .........    15.6%      4.7%      --      5.4%     0.9%
  Transportation ............     2.7%      0.7%     3.5%     4.6%     0.3%
  Special Tax ...............     2.9%       --       --      6.2%     0.3%
  Miscellaneous .............      --       8.4%     5.6%     2.4%    12.4%
                                ------------------------------------------
Total Investments ...........   100.0%    100.0%   100.0%   100.0%   100.0%
                                ===========================================
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004
===============================================================================================================
PRINCIPAL                                                                    COUPON    MATURITY       MARKET
AMOUNT        FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 16.0%          RATE      DATE          VALUE
---------------------------------------------------------------------------------------------------------------
$    200,000  California Statewide CDA COP (Huntington Mem. Hosp.) ........   5.125    07/01/04  $   200,000
     200,000  Los Angeles, CA, USD UT GO ..................................   4.000    07/01/04      200,000
     370,000  Northern California Pwr. Agy. Rev. (Geothermal Proj. No.3)...   5.000    07/01/04      370,000
     255,000  Placer Co., CA, Wtr. Agy. Rev. COP ..........................   2.000    07/01/04      255,000
     175,000  Puerto Rico Commonwealth Prerefunded @ 101.5 ................   6.450    07/01/04      177,625
     100,000  Puerto Rico Elec. Pwr. Auth. Rev ............................   5.000    07/01/04      100,000
     110,000  Puerto Rico Elec. Pwr. Auth. Rev. Prerefunded @ 102 .........   6.125    07/01/04      112,200
   1,000,000  Sacramento, CA, Cogeneration Auth. Rev.
              (Procter & Gamble Proj.) ....................................   7.000    07/01/04    1,000,001
     140,000  Sacramento, CA, USD UT GO ...................................   7.000    07/01/04      140,000
     300,000  San Diego, CA, USD COP (Equip. Acquisition Proj.) ...........   4.650    07/01/04      300,000
     350,000  San Francisco, CA, Bay Area Rapid Trans. Dist. Sales Tax Rev.   4.000    07/01/04      350,000
     200,000  San Francisco, CA, City & Co. Redev. Agy. Hotel Tax Rev .....   6.750    07/01/04      204,000
     100,000  Bakersfield, CA, CSD GO .....................................   5.000    08/01/04      100,317
     100,000  California St. UT GO ........................................   5.400    08/01/04      100,368
     165,000  Healdsburg, CA, UT GO .......................................   2.500    08/01/04      165,209
     500,000  Oakland-Alameda Co., CA, USD UT GO ..........................   5.000    08/01/04      501,662
     500,000  Pleasanton, CA, USD GO ......................................   4.500    08/01/04      501,286
     100,000  Puerto Rico Muni. Fin. Agy ..................................   5.000    08/01/04      100,335
     200,000  San Diego Co., CA, COP Prerefunded @ 102 ....................   6.750    08/01/04      204,953
     240,000  San Jose, CA, Redev. Agy. Tax Allocation ....................   4.750    08/01/04      240,762
     190,000  Santa Margarita/Dana Point, CA, Auth. Rev., Prerefunded @ 102   5.750    08/01/04      194,515
     130,000  Sunnyvale, CA, Redev. Agy. Tax Allocation (Central Core
              Proj.) ......................................................   2.000    08/01/04      130,106
     525,000  Orange Co., CA, Trans. Auth. Toll Rd. Rev ...................   2.000    08/15/04      525,615
     260,000  San Diego Co., CA, Ed. Fac. Auth. No. 1 Lease Rev ..........    2.000    08/15/04      260,304
     140,000  Dinuba, CA, Redev. Agy. Tax Allocation (Merged City Redev.
              Proj.) ......................................................   2.000    09/01/04      140,234
     155,000  Los Angeles, CA, Muni. Impt. Corp.
              Lease Rev. (Police Emergency) ...............................   3.750    09/01/04      155,715
     200,000  Moulton-Niguel, CA, Wtr. Dist. GO ...........................   2.000    09/01/04      200,327
     150,000  San Diego, CA, Redev. Agy. Tax Allocation (Centre City) .....   2.500    09/01/04      150,339
     250,000  Coalinga, CA, Pub. Fin. Auth. Loc. Oblig. Rev ...............   5.250    09/15/04      252,131
     200,000  California Ed. Facs. Auth. Rev. (Univ. of San Francisco) ....   5.000    10/01/04      201,953
     100,000  California St. Pub. Wrks. Brd. (UCLA Replacement Hosp.) .....   2.200    10/01/04      100,249
     250,000  California St. UT GO ........................................   5.000    10/01/04      252,442
     100,000  Contra Costa, CA, Wtr. Dist. Rev. Prerefunded @ 102 .........   5.700    10/01/04      103,172
     100,000  Inglewood, CA, USD 1998 Ser. B ..............................   2.000    10/01/04      100,240
     145,000  Lodi, CA, COP (1996 Pub. Impt Fin. Proj.) ...................   5.100    10/01/04      146,460
     550,000  Los Angeles Co., CA, Pub. Wrks. Fin. Auth.
              Rev. Prerefunded @ 102 ......................................   6.000    10/01/04      567,692
     100,000  Los Angeles, CA, USD COP ....................................   4.000    10/01/04      100,743
     150,000  Culver City, CA, Redev. Fin. Auth. Rev ......................   4.500    11/01/04      151,005
     100,000  Huntington Beach, CA, Pub. Fin. Auth. Rev. (Pub. Facs. Proj.)   5.000    12/15/04      101,519
     300,000  San Jose, CA, Arpt. Rev  ....................................   4.250    03/01/05      306,163
     100,000  San Francisco, CA, City & Co. Arpts .........................   4.000    05/01/05      102,065
                                                                                                 -----------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .........                      $ 9,566,707
                                                                                                 -----------

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
PRINCIPAL                                                                    COUPON    MATURITY     MARKET
AMOUNT        FLOATING & VARIABLE DEMAND NOTES -- 75.2%                       RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
$  1,500,000  Alameda Co., CA, IDA Rev. (PJ's Lumber, Inc. Proj.) .........   1.180    07/01/04  $ 1,500,000
   1,000,000  Berkeley, CA, Rev. (Berkeley YMCA) ..........................   1.060    07/01/04    1,000,000
     300,000  Califonia HFA Rev. MFH ......................................   1.040    07/01/04      300,000
   2,995,000  California HFA MFH Rev ......................................   1.090    07/01/04    2,995,000
     240,000  California Infrastructure & Econ. Dev. IDR
              (Metrotile Mfg. Proj.) ......................................   1.350    07/01/04      240,000
     100,000  California Statewide CDA IDR (American Modular Sys. Proj.) ..   1.180    07/01/04      100,000
   2,300,000  El Monte, CA, COP (Cmnty. Impt. Proj.) ......................   1.040    07/01/04    2,300,000
   1,500,000  Emeryville, CA, Redev. Agy. MFA Rev. (Bay Street Apts.) .....   1.090    07/01/04    1,500,000
   1,400,000  Hanford, CA, Swr. Rev .......................................   1.380    07/01/04    1,400,000
   1,000,000  Los Angeles, CA, Cmnty. Redev. Agy. MFH Rev. (Views at 270) .   1.140    07/01/04    1,000,000
     400,000  Los Angeles, CA, Wtr. & Pwr. Rev ............................   1.060    07/01/04      400,000
   3,000,000  Los Angeles, CA, Wtr. & Pwr. Rev ............................   1.080    07/01/04    3,000,000
   1,160,000  Oakland, CA, Liquidity Fac. Rev. (Assoc. of Bay Area Govts.)    1.110    07/01/04    1,160,000
   1,450,000  Riverside Co., CA, IDA (Advanced Business Graphics) Ser. A ..   1.130    07/01/04    1,450,000
   1,300,000  Riverside Co., CA, IDA (Advanced Business Graphics) Ser. B ..   1.130    07/01/04    1,300,000
     400,000  Sacramento Co., CA, MFH Rev .................................   1.060    07/01/04      400,000
   2,700,000  Sacramento, CA, USD COP .....................................   1.060    07/01/04    2,700,000
     800,000  San Bernardino Co., CA, Capt. Impt. COP .....................   1.070    07/01/04      800,000
   1,000,000  San Francisco, CA, City & Co. Redev. Agy. (Derek Silva
              Cmnty.) .....................................................   1.140    07/01/04    1,000,000
   1,250,000  Sausalito, CA, MFH Rev. (Rotary Village Sr. Hsg.) ...........   1.090    07/01/04    1,250,000
   1,810,000  Sweetwater, CA, USD COP .....................................   1.060    07/01/04    1,810,000
   2,000,000  ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) .   1.120    07/07/04    2,000,000
     350,000  California Ed. Fac. Auth. Rev. (Mt. St. Mary's College) .....   1.110    07/07/04      350,000
   1,000,000  California Health Fac. Auth. (Catholic Health Care) .........   1.090    07/07/04    1,000,000
     325,000  California Infrastructure & Econ. Dev. (Independent Sys.
              Oper.) ......................................................   1.060    07/07/04      325,000
   1,400,000  California PCR Fin. Auth. Sld. Wst. Disp.
              (Mission Trail Wst. Sys.) ...................................   1.190    07/07/04    1,400,000
     970,000  Huntington Park, CA, Pub. Fin. Auth. Lease Rev ..............   1.200    07/07/04      970,000
   2,060,000  Long Beach, CA, Brd. Fin. Auth. (Long Beach Museum of Art) ..   1.040    07/07/04    2,060,000
   1,600,000  Modesto, CA, MFH Rev. (Westdale Commons) ....................   1.000    07/07/04    1,600,000
     400,000  Natomas, CA, USD COP ........................................   2.500    07/07/04      401,002
   2,000,000  San Francisco, CA, City & Co. Redev. Agy. (Bayside Village
              Proj.) ......................................................   1.080    07/07/04    2,000,000
   1,600,000  Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) ..............   1.100    07/07/04    1,600,000
     400,000  California PCR Fin. Auth. Rev. (Southdown, Inc.) Ser. A .....   1.100    07/15/04      400,000
   3,100,000  California PCR Fin. Auth. Rev. (Southdown, Inc.) Ser. B .....   1.100    07/15/04    3,100,001
                                                                                                 -----------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ......................                      $44,811,003
                                                                                                 -----------
---------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                   COUPON   MATURITY      MARKET
  AMOUNT      ADJUSTABLE RATE PUT BONDS -- 4.7%                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------
$    600,000  Oakland, CA, Joint Pwr. Fin. Auth. Rev.
              (Fruitvale Transit Village) .................................   3.125    07/01/04  $   600,000
     100,000  CSUCI, CA, Auth. Rev. (Rental Hsg.) .........................   3.375    07/07/04      100,169
     615,000  California Statewide CDA MFH Rev. (Fountains Seacliff Apts.)    2.100    11/15/04      615,251
   1,500,000  ABN AMRO Munitops Trust Cert. 2003-26  ......................   1.100    05/12/05    1,500,000
                                                                                                 -----------
              TOTAL ADJUSTABLE RATE PUT BONDS .............................                      $ 2,815,420
                                                                                                 -----------

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
PRINCIPAL                                                                   COUPON     MATURITY      MARKET
AMOUNT        COMMERCIAL PAPER -- 4.0%                                       RATE        DATE        VALUE
---------------------------------------------------------------------------------------------------------------
$  1,000,000  California Infras. Econ. Dev. Bank (Salvation Army) .........   1.000    11/17/04  $ 1,000,000
   1,400,000  California Infras. Econ. Dev. Bank (Salvation Army) .........   1.020    11/17/04    1,400,000
                                                                                                 -----------
              TOTAL COMMERCIAL PAPER ......................................                       $2,400,000
                                                                                                 -----------
              TOTAL INVESTMENT SECURITIES -- 99.9%
              (Amortized Cost $59,593,130) ................................                      $59,593,130

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ...............                           64,854
                                                                                                 -----------
              NET ASSETS -- 100.0% ........................................                      $59,657,984
                                                                                                 ===========

See accompanying notes to portfolio of investments and notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004
===============================================================================================================
PRINCIPAL                                                                    COUPON    MATURITY     MARKET
AMOUNT        FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 23.1%           RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------
$    250,000  AZ, Trans. Brd. Excise Tax Rev ..............................   6.500    07/01/04  $   250,000
     100,000  Florida St. Brd. Ed. Lottery Rev ............................   4.100    07/01/04      100,000
     150,000  Florida St. Brd. Ed. Lottery Rev ............................   5.000    07/01/04      150,000
     100,000  Florida St. Brd. Fin. Dept. General Svcs. Rev ...............   5.000    07/01/04      100,000
     375,000  Florida St. Brd. Fin. Dept. General Svcs.
              Rev. Escrowed to Call @ 101 .................................   4.900    07/01/04      378,750
     200,000  Florida St. Dept. of Trans. Tpk. Auth. Rev  .................   5.500    07/01/04      200,000
     100,000  Florida St. UT GO (Dade Co. Rd.) Prerefunded @101 ...........   5.000    07/01/04      101,000
     250,000  Maricopa Co., AZ, GO ........................................   4.000    07/01/04      250,000
     100,000  New Jersey Health Care (Monmouth Med. Ctr.)
              Prerefunded @ 102 ...........................................   6.250    07/01/04      102,000
     150,000  Seminole Co., FL, Sch. Brd. COP Prerefunded @ 102 ...........   5.900    07/01/04      153,000
     150,000  Seminole Co., FL, Sch. Brd. COP Prerefunded @ 102 ...........   6.500    07/01/04      151,500
     250,000  Dade Co., FL, Sch. Dist. GO .................................   6.000    07/15/04      250,466
     170,000  Duval Co., FL, Sch. Dist ....................................   6.125    08/01/04      170,710
   1,080,000  Johnson Co., KY, Justice Ctr. BANS ..........................   1.300    08/01/04    1,080,000
     100,000  Illinois Health Facs. Auth. Rev .............................   5.250    08/15/04      100,491
     160,000  Dade Co., FL, GO  ...........................................   5.750    10/01/04      161,851
     425,000  Florida St. Hsg. Rev. (Univ. of Central Florida) ............   2.500    10/01/04      426,414
     100,000  Kissimmee, FL, Util. Auth. Elec. Sys. Rev ...................   4.450    10/01/04      100,808
     300,000  Okaloosa Co., FL, Gas Dist. Rev., Prerefunded @ 102 .........   6.875    10/01/04      310,221
     150,000  Orange Co., FL, Pub. Facs. Rev ..............................   5.350    10/01/04      151,595
     175,000  Palm Beach Co., FL, Wtr. & Swr. Rev .........................   2.000    10/01/04      175,363
     165,000  South Dakota St. Univ. Rev. (Black Hills) ...................   2.000    10/01/04      165,329
     925,000  Tohopekaliga, FL, Wtr. Auth. Util. Sys. Rev .................   2.000    10/01/04      927,176
     100,000  Davis Co., UT, Sch. Dist. GO Prerefunded @ 100 ..............   5.500    12/01/04      101,761
     300,000  Houston, TX, Wtr. & Swr. Sys. Rev ...........................   5.500    12/01/04      305,446
     210,000  Lynn Haven, FL, Cap. Impt. Rev ..............................   2.000    12/01/04      210,696
     100,000  Tacoma, WA, Swr. Rev ........................................   5.600    12/01/04      101,781
     100,000  Broward Co., FL, Sch. Dist. GO ..............................   5.000    02/15/05      102,391
                                                                                                 -----------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .........                      $ 6,778,749
                                                                                                 -----------

---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    COUPON    MATURITY     MARKET
AMOUNT        FLOATING & VARIABLE DEMAND NOTES -- 66.9%                        RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
$    480,000  Arvada, CO, Wtr. Util. Rev ..................................   1.250    07/01/04  $   480,000
     900,000  Broward Co., FL, HFA MFH Rev. (Wtrs. Edge Proj.) ............   1.080    07/01/04      900,000
     235,000  Dade Co., FL, IDA Rev. (Spectrum Programs, Inc. Proj.) ......   1.130    07/01/04      235,000
   1,375,000  Duval Co., FL, HFA MFH Rev. (Glades Apts. Proj.) ............   1.080    07/01/04    1,375,000
     950,000  Duval Co., FL, HFA MFH Rev. (Sunbeam Rd. Proj.) .............   1.090    07/01/04      950,000
     350,000  Gulf Breeze, FL, Rev. (FL Muni Bond Fd.) ....................   1.100    07/01/04      350,000
     120,000  Gulf Breeze, FL, Rev. (Loc. Govt. Loan Prog.) ...............   1.080    07/01/04      120,000
     150,000  Jacksonville, FL, Health Rev. (River Garden Covers Proj.) ...   1.140    07/01/04      150,000
     500,000  Lees Summit, MO, MFH Rev. Affordable Hsg. Acquisition .......   1.420    07/01/04      500,000
     300,000  Municipal Secs. Trust Ctfs. Ser. 2001-161 (Florida Brd. of Ed.) 1.120    07/01/04      300,000
   1,000,000  Orange Co., FL, Sch. Brd. COP  ..............................   1.060    07/01/04    1,000,000
   1,400,000  Orlando & Orange Co., FL, Expwy. Auth. Rev ..................   1.060    07/01/04    1,400,000

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
PRINCIPAL     FLOATING & VARIABLE DEMAND NOTES -- 66.9%                       COUPON    MATURITY     MARKET
AMOUNT        (CONTINUED)                                                      RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
$    800,000  Palm Beach Co., FL, Rev. (Henry Morrison Flagler) ...........   1.070    07/01/04  $   800,000
   1,000,000  Palm Beach Co., FL, Rev. (Morse Oblig. Group)................   1.110    07/01/04    1,000,000
     270,000  San Jacinto, CA, USD COP.....................................   1.060    07/01/04      270,000
   1,100,000  Sarasota Co., FL, Pub. Hosp. Brd. Rev. (Sarasota Mem. Hosp.)    1.140    07/01/04    1,100,000
     400,000  Seminole Co., FL, IDA (Florida Living Nursing Ctr.)..........   1.280    07/01/04      400,000
     500,000  Univ. Athletic Assoc. Cap. Impt. Rev. (Univ. of Florida
              Stadium Proj.) ..............................................   1.140    07/01/04      500,000
     200,000  Univ. of North Florida 1998 Parking Rev. Bonds ..............   1.110    07/01/04      200,000
   1,205,000  Broward Co., FL, HFA MFH Rev. (Fisherman's Landing)..........   1.060    07/07/04    1,205,000
     250,000  Broward Co., FL, HFA MFH Rev. (Jacaranda Village Apts.)......   1.060    07/07/04      250,000
     300,000  Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.).........   1.060    07/07/04      300,000
   1,115,000  Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.)......   1.060    07/07/04    1,115,000
     500,000  Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) Ser. A ..............   1.060    07/07/04      500,000
     600,000  Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) Ser. B ..............   1.060    07/07/04      600,000
     765,000  Florida St. HFA MFH Rev. (Carlton Arms II Proj.) ............   1.150    07/07/04      765,000
     500,000  Jacksonville, FL, Cap. Proj. Rev ............................   1.010    07/07/04      500,000
     500,000  Lee Co., FL, IDR Ed. Fac. Rev. (Canterbury Sch. Proj.) ......   1.080    07/07/04      500,000
     605,000  Marion Co., FL, HFA Rev. (Paddock Apts.) ....................   1.060    07/07/04      605,000
     500,000  Palm Beach Co., FL, Rev. (Jewish Cmnty. Campus Proj.) .......   1.050    07/07/04      500,000
     105,000  Pinellas Co., FL, Ed. Fac. Auth. Rev. (Canterbury Sch. of FL)   1.060    07/07/04      105,000
     700,000  Voluisa Co., FL, HFA MFH Rev. (Anatole Apts.) ...............   1.060    07/07/04      700,000
                                                                                                 -----------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ......................                      $19,675,000
                                                                                                 -----------

---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                     COUPON    MATURITY     MARKET
AMOUNT        ADJUSTABLE RATE PUT BONDS -- 10.1%                               RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
$  1,150,000  Corpus Christi, TX, IDC EDR (Texas Air Invt. Company Proj.) .   1.300    08/01/04  $ 1,150,000
   1,000,000  ABN AMRO Munitops Trust Cert. 2002-20 .......................   1.250    08/18/04    1,000,000
     820,000  Fort Thomas, KY, IDR (Carmel Manor, Inc. Proj.) .............   1.300    10/01/04      820,000
                                                                                                 -----------
              TOTAL ADJUSTABLE RATE PUT BONDS  ............................                      $ 2,970,000
                                                                                                 -----------
              TOTAL INVESTMENT SECURITIES -- 100.1%
              (Amortized Cost $29,423,749) ................................                      $29,423,749

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .............                          (38,259)
                                                                                                 -----------
              NET ASSETS -- 100.0%  .......................................                      $29,385,490
                                                                                                 ===========

See accompanying notes to portfolio of investments and notes to financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30,2004
===============================================================================================================
PRINCIPAL                                                                   COUPON     MATURITY   MARKET
AMOUNT        FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 91.4%         RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$    415,000  Toledo, OH, Swr. Sys. Rev., Prerefunded @ 102 ...............   6.350    11/15/04  $   429,778
   1,095,000  West Clermont, OH, LSD GO Prerefunded @ 102 .................   6.900    12/01/05    1,193,638
     530,000  Toledo, OH, GO ..............................................   6.000    12/01/06      574,875
     299,624  Columbus, OH, Special Assessment GO .........................   5.050    04/15/08      319,774
     540,000  Ohio St. Revitalization Proj  ...............................   5.000    10/01/08      582,347
     500,000  West Clermont, OH, LSD GO  ..................................   6.150    12/01/08      528,935
   1,035,000  Reading, OH, Rev. (St. Mary's Ed. Institute) ................   5.550    02/01/10    1,129,164
     325,000  Columbus, OH, LT GO  ........................................   4.750    06/15/10      344,767
     845,000  Cuyahoga Co., OH, Mtg. Rev. (West Tech. Apts. Proj.) ........   5.100    09/20/10      882,636
     590,000  Hubbard, OH, EVSD UT GO  ....................................   5.400    12/01/10      653,006
   1,000,000  Summit Co., OH, GO Prerefunded @ 101 ........................   6.000    12/01/10    1,153,520
     180,000  Cuyahoga Co., OH, Hosp. Rev. (Univ. Hosp.)
              Escrowed to Maturity  .......................................   9.000    06/01/11      217,175
   1,000,000  Lorain Co., OH, Hosp. Rev. (Catholic Health) ................   5.625    10/01/11    1,093,790
     275,000  Akron, OH, GO  ..............................................   6.000    11/01/11      311,564
     365,000  Bexley, OH, CSD GO  .........................................   7.125    12/01/11      447,151
   1,000,000  Hamilton Co., OH, Swr. Sys. Rev .............................   5.500    12/01/11    1,119,130
     250,000  Westerville, OH, GO .........................................   6.450    12/01/11      253,485
   1,075,000  Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) ..   5.500    05/01/12    1,182,135
     275,000  Ohio St. Pub. Facs. Cmnty. Mental Health Cap. Facs ..........   5.200    06/01/12      293,222
   1,000,000  Univ. of Bowling Green, OH, General Receipts Rev ............   5.750    06/01/12    1,119,830
   1,000,000  Ohio St. Bldg. Auth. (Adult Correctional Bldg.) .............   5.500    10/01/12    1,101,460
     680,000  Clermont Co., OH, GO ........................................   4.000    12/01/12      685,658
     515,000  South-Western, OH, CSD (Franklin & Pickway Co.) .............   5.000    12/01/12      558,693
     500,000  Erie Co., OH, Hosp. Rev. (Fireland Reg. Med. Ctr.) ..........   6.000    08/15/13      547,725
   1,000,000  Indian Hill, OH, EVSD GO ....................................   5.250    12/01/14    1,077,330
   1,000,000  Olentangy, OH, LSD UT GO ....................................   5.250    12/01/14    1,081,690
     530,000  Ottawa Co., OH, GO ..........................................   5.750    12/01/14      567,874
   1,000,000  Portage Co., OH, GO .........................................   6.200    12/01/14    1,038,560
     660,000  West Chester Twp., OH, GO ...................................   5.500    12/01/14      727,676
     400,000  Warren, OH, Wtr. Wrks. Rev ..................................   5.500    11/01/15      443,312
   1,000,000  Buckeye Valley, OH, LSD GO ..................................   6.850    12/01/15    1,198,010
     415,000  Dublin, OH, Var. Purp. Impt.-Ser. A .........................   6.000    12/01/15      467,315
     680,000  Columbus-Polaris Hsg. Corp. Rev. Prerefunded @ 100 ..........   7.400    01/01/16      811,709
     945,000  Chillicothe, OH, CSD ........................................   5.000    12/01/16    1,001,681
     465,000  Cincinnati, OH, Police & Fireman's Disability GO ............   5.750    12/01/16      514,257
     975,000  Hamilton Co., OH, Convention Facs. Auth. Rev. (Second Lien) .   5.000    12/01/16    1,028,801
   1,340,000  Ohio St. Wtr. Dev. Auth. Rev ................................   5.000    12/01/16    1,414,102
   1,260,000  Cleveland, OH, Arpt. Sys. Rev ...............................   5.125    01/01/17    1,310,198
     750,000  Butler Co., OH, Trans. Impt. Dist............................   5.125    04/01/17      787,620
      85,000  Toledo, OH, Swr. Sys. Rev ...................................   6.350    11/15/17       88,261
     335,000  Akron, OH, Wtr. Wrks. Rev ...................................   5.250    12/01/17      356,956
   1,000,000  Springfield, OH, CSD GO  ....................................   5.000    12/01/17    1,048,180
     655,000  Twinsburg, OH, Park & Land GO ...............................   5.500    12/01/17      712,142
   1,000,000  Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ........   5.250    10/01/18    1,054,460
   1,000,000  Univ. of Cincinnati, OH, General Receipts Rev ...............   5.750    06/01/19    1,100,340
   1,000,000  Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) ............   5.950    07/01/19    1,013,390
   1,000,000  Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) .......   5.500    09/01/19    1,068,050
   1,000,000  Lucas Co., OH, Hosp. Rev. (Promedica HealthGroup) ...........   5.625    11/15/19    1,082,110

OHIO INSURED TAX-FREE FUND
(CONTINUED)
===============================================================================================================
PRINCIPAL     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 91.4%        COUPON     MATURITY   MARKET
AMOUNT        (CONTINUED)                                                    RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$  1,145,000  Brunswick, OH, CSD GO .......................................   5.750    12/01/19  $ 1,266,290
     745,000  Crawford Co., OH, GO ........................................   4.750    12/01/19      751,534
   1,000,000  Hamilton, OH, CSD GO ........................................   5.500    12/01/19    1,082,430
   1,250,000  Kings, OH, LSD GO ...........................................   5.950    12/01/19    1,405,300
   1,085,000  West Clermont, OH, LSD GO ...................................   5.000    12/01/19    1,119,557
     500,000  Akron, OH, GO ...............................................   5.800    11/01/20      544,430
     210,000  Butler Co., OH, GO ..........................................   5.250    12/01/20      221,810
   1,000,000  Greene Co., OH, Swr. Sys. Rev ...............................   5.625    12/01/20    1,072,490
   1,500,000  Nordonia Hills, OH, CSD GO ..................................   5.375    12/01/20    1,582,829
   1,000,000  Pickerington, OH, LSD UT GO .................................   5.250    12/01/20    1,047,200
     850,000  West Chester Twp., OH, GO ...................................   5.000    12/01/20      872,083
   1,210,000  Cincinnati, OH, Tech. College Rev ...........................   5.250    10/01/21    1,268,637
     525,000  Kings, OH, LSD GO  ..........................................   6.050    12/01/21      582,110
     500,000  Lake, OH, LSD GO (Stark Co.) ................................   5.750    12/01/21      544,470
   1,000,000  Monroe, OH, LSD Sch. Impt. GO ...............................   5.000    12/01/21    1,020,620
   1,185,000  Akron, OH, Impt. GO .........................................   5.000    12/01/22    1,204,541
     500,000  Morgan, OH, LSD GO ..........................................   5.750    12/01/22      545,410
   1,200,000  Ross Twp., OH, LSD GO .......................................   5.000    12/01/22    1,219,788
   1,250,000  Scioto Valley, OH, LSD GO ...................................   5.650    12/01/22    1,351,100
   1,000,000  Ohio Muni. Elec. Generation Agy .............................   5.000    02/15/23    1,007,540
     250,000  Ohio St. Higher Ed. Fac. Cmnty. Rev. (Xavier Univ.) .........   5.000    05/01/23      252,653
   1,050,000  Harrison, OH, Wst. Wtr. Sys. Rev ............................   5.250    11/01/23    1,086,750
   1,000,000  Akron, OH, Var. Purp. GO ....................................   5.000    12/01/23    1,010,230
   1,480,000  Lakewood, OH, CSD ...........................................   5.250    12/01/23    1,540,205
   1,000,000  Newark, OH, Var. Purp. GO  ..................................   4.750    12/01/23      980,080
   1,000,000  Toledo, OH, CSD .............................................   5.000    12/01/23    1,011,190
   1,000,000  Hamilton Co., OH, Hosp. Rev. (Cincinnati Childrens Hosp.) ...   5.000    05/15/24      998,690
   1,000,000  Cleveland, OH, Muni. Sch. Dist ..............................   5.250    12/01/24    1,030,370
   1,000,000  Hamilton, OH, CSD GO ........................................   5.625    12/01/24    1,059,530
   1,000,000  Hilliard, OH, CSD GO ........................................   5.750    12/01/24    1,072,570
   1,000,000  Kings, OH, LSD GO ...........................................   5.650    12/01/24    1,062,140
   1,250,000  Ohio St. Univ. General Receipts Rev .........................   5.750    12/01/24    1,337,438
   1,250,000  Fremont, OH, Var. Purp. GO ..................................   5.000    12/15/24    1,255,963
   1,750,000  Eaton, OH, CSD GO ...........................................   5.000    12/01/25    1,752,537
     500,000  Galion, OH, CSD UT GO .......................................   5.000    12/01/25      500,725
   1,200,000  Jefferson, OH, LSD UT GO (Madison Co.) ......................   5.000    12/01/25    1,204,788
   1,500,000  Marysville, OH, EVSD GO  ....................................   5.000    12/01/25    1,501,979
   1,000,000  Plain, OH, LSD GO ...........................................   5.000    12/01/25    1,001,250
   1,000,000  Hilliard, OH, CSD GO ........................................   5.750    12/01/28    1,061,190
     910,000  Licking Heights, OH, LSD GO .................................   6.400    12/01/28    1,068,422
   1,000,000  Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) .....   5.625    08/15/32      989,480
                                                                                                 -----------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .........                      $80,205,831
                                                                                                 -----------

OHIO INSURED TAX-FREE FUND
(CONTINUED)
===============================================================================================================
 PRINCIPAL                                                                  COUPON     MATURITY   MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES -- 11.3%                       RATE       DATE     VALUE
---------------------------------------------------------------------------------------------------------------
$  1,000,000  Cleveland, OH, Wtr. Wrks. Rev ...............................   1.080    07/01/04  $ 1,000,000
   1,000,000  Hamilton, OH, Elec. Rev .....................................   1.080    07/01/04    1,000,000
   1,000,000  Puerto Rico Commonwealth Govt. Dev. Bk ......................   1.000    07/01/04    1,000,000
   1,100,000  Hamilton Co., OH, Hosp. Rev.
              (Health Alliance of Gtr. Cincinnati)  .......................   1.030    07/07/04    1,100,000
   1,000,000  Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev .....   1.080    07/07/04    1,000,000
   1,000,000  Puerto Rico, Elec. Pwr. Auth. SGA-43 ........................   1.030    07/07/04    1,000,000
   1,000,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. B ................   1.030    07/07/04    1,000,000
     775,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. C ................   1.030    07/07/04      775,000
   1,000,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. E ................   1.030    07/07/04    1,000,000
   1,000,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. F ................   1.030    07/07/04    1,000,000
                                                                                                 -----------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ......................                      $ 9,875,000
                                                                                                 -----------
              TOTAL INVESTMENT SECURITIES -- 102.7%
              (Amortized Cost $86,604,327) ................................                      $90,080,831

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.7%) .............                       (2,382,142)
                                                                                                 -----------

              NET ASSETS -- 100.0% ........................................                      $87,698,689
                                                                                                 ===========


See accompanying notes to portfolio of investments and notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30,2004
===============================================================================================================
PRINCIPAL                                                                   COUPON     MATURITY   MARKET
AMOUNT        FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 24.4%         RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$    700,000  American Muni. Pwr. OH, Inc. Rev. BANS (New Bremen Proj.) ...   1.300    07/08/04 $    700,000
     350,000  Bellefontaine, OH, GO BANS (South Main Street) ..............   1.560    07/29/04      350,082
     500,000  Chillicothe, OH, GO BANS ....................................   1.630    07/29/04      500,145
   2,055,000  Clermont Co., OH, Wtr. Wrks. Rev ............................   1.200    08/01/04    2,055,000
     750,000  American Muni. Pwr. OH, Inc. Rev. BANS ......................   1.300    08/05/04      750,000
   1,000,000  Liberty Twp., OH, GO BANS ...................................   1.460    08/11/04    1,000,401
     500,000  Richland Co., OH, GO BANS ...................................   1.470    08/11/04      500,205
     325,000  Hebron, OH, GO ..............................................   1.700    09/09/04      325,246
   2,140,680  Jackson Co., OH, GO BANS ....................................   1.550    09/09/04    2,142,099
   2,000,000  Orange Village, OH, GO BANS .................................   1.500    09/16/04    2,000,831
     500,000  Union Co., OH, Bldg. Renovation GO  .........................   1.420    09/16/04      500,282
     600,000  Fairfield Co., OH, GO BANS ..................................   2.200    09/24/04      601,035
   2,650,000  Hebron, OH, Wtr. Wrks. Rev. BANS ............................   1.850    09/29/04    2,653,552
     372,000  Richland Co., OH, GO BANS ...................................   1.750    09/29/04      372,490
     500,000  Ohio St. Bldg. Auth. Rev. (Juvenile Correct. Bldg.),
              Prerefunded @ 102 ...........................................   6.600    10/01/04      516,831
     450,000  Wilmington, OH, GO BANS .....................................   1.530    10/01/04      450,313
   4,300,000  American Muni. Pwr. OH, Inc. Rev. BANS (Genoa Village Proj.)    1.300    10/07/04    4,300,000
     800,000  American Muni. Pwr. OH, Inc. Rev. BANS (Genoa Village Proj.)    1.500    10/07/04      800,000
     830,000  American Muni. Pwr. OH, Inc. Rev. BANS (St. Mary's Proj.) ...   1.200    10/07/04      830,000
   1,500,000  Harrison Twp., OH GO BANS (Fire Station) ....................   1.400    10/21/04    1,500,908
   1,070,000  Olmsted Falls, OH, GO BANS ..................................   1.450    10/21/04    1,070,810
     610,000  Granville, OH, GO BANS ......................................   1.460    10/27/04      610,507
   2,250,000  American Muni. Pwr. OH, Inc. Rev. BANS (Pioneer Village
              Proj.) ......................................................   1.350    10/28/04    2,250,000
   3,320,000  American Muni. Pwr. OH, Inc. Rev. BANS ......................   1.200    11/04/04    3,320,000
     575,000  American Muni. Pwr. OH, Inc. Rev. BANS (Yellow Springs Proj.)   1.400    11/04/04      575,000
     310,000  Marysville, OH, Swr. GO .....................................   1.680    11/10/04      310,364
   5,000,000  American Muni. Pwr. OH, Inc. BANS (Galion Proj.) ............   1.400    11/12/04    5,000,001
     900,000  Stark Co., OH, GO BANS ......................................   1.550    11/15/04      901,165
   1,495,000  American Muni. Pwr. OH, Inc. BANS (Monroeville Village) .....   1.400    11/18/04    1,495,000
   3,250,000  Hillsboro, OH, CSD GO BANS ..................................   2.260    11/18/04    3,260,551
     340,000  Akron, OH, Var. Purp. GO ....................................   2.000    12/01/04      341,158
     475,000  Belmont Co., OH, GO .........................................   2.000    12/01/04      476,477
     175,000  Leipsic, OH, LSD GO  ........................................   2.000    12/01/04      175,615
     455,000  Ohio Univ. General Receipts Athens ..........................   2.000    12/01/04      456,640
     475,000  Springfield, OH, LSD GO  ....................................   2.000    12/01/04      475,981
     625,000  American Muni. Pwr. OH, Inc. Rev. BANS (Amherst City Proj.) .   1.250    12/02/04      625,000
   1,635,000  American Muni. Pwr. OH, Inc. Rev. BANS (Bowling Green Proj.)    1.250    12/02/04    1,635,000
   4,129,300  Deerfield Twp., OH, GO BANS .................................   1.580    12/02/04    4,133,596
   2,685,000  Deerfield Twp., OH, GO BANS .................................   1.800    12/02/04    2,688,894
   1,115,000  American Muni. Pwr. OH, Inc. Rev. BANS (Edgerton Proj.) .....   1.350    12/09/04    1,115,000
     570,000  American Muni. Pwr. OH, Inc. Rev. BANS (Oberlin Proj.) ......   1.300    12/09/04      570,000
     655,000  Trenton, OH, GO BANS ........................................   1.960    12/09/04      656,739
     590,000  Springboro, OH, GO BANS .....................................   1.600    12/16/04      590,670
   2,180,000  American Muni. Pwr. OH, Inc. Rev. BANS
              (Brewster Village Proj.) ....................................   1.350    01/13/05    2,180,000
   1,270,000  Willard, OH, GO BANS ........................................   1.670    01/27/05    1,272,302
     770,000  Olmsted Falls, OH, GO BANS ..................................   1.550    02/10/05      770,931

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
PRINCIPAL     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 24.4%        COUPON     MATURITY   MARKET
AMOUNT        (CONTINUED)                                                    RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$    300,000  Hamilton, OH, CSD GO BANS ...................................   1.550    02/24/05 $    300,385
     660,000  Hamilton Twp., OH, GO BANS (Pub. Infrastructure) ............   1.650    03/24/05      661,899
     500,000  Crestline, OH, GO BANS ......................................   1.730    03/30/05      501,396
   3,098,000  Maple Heights, OH, CSD GO BANS ..............................   1.500    04/29/05    3,098,231
   3,810,000  Willard, OH, GO BANS ........................................   1.900    05/18/05    3,818,217
   4,500,000  Loveland, OH, CSD GO TANS ...................................   2.100    06/01/05    4,514,176
     783,800  London, OH, GO BANS .........................................   2.500    06/02/05      788,046
   2,800,000  Paulding Co., OH, GO BANS ...................................   2.500    06/14/05    2,813,605
   1,200,000  Chillicothe, OH, GO BANS (Wtr. Tower Impt.) .................   2.500    06/16/05    1,206,776
   1,000,000  Marietta, OH, GO BANS .......................................   3.050    06/22/05    1,009,073
   2,300,000  American Muni. Pwr. OH, Inc. Rev. BANS (Newton Falls Proj.) .   2.050    06/30/05    2,300,000
   2,000,000  Columbiana, OH, GO BANS .....................................   2.500    07/07/05    2,004,880
                                                                                                ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .........                     $ 82,823,505
                                                                                                ------------

---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   COUPON     MATURITY   MARKET
AMOUNT        FLOATING & VARIABLE DEMAND NOTES -- 70.4%                      RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$  2,500,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
              (Summa Health Sys.) .........................................   1.100    07/01/04 $  2,500,000
     300,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
              (Visiting Nurse Svcs. Proj.) ................................   1.150    07/01/04      300,000
   1,500,000  Ashtabula Co., OH, Hosp. Fac. Rev. (Ashtabula Co.
              Med. Ctr. Proj.) ............................................   1.110    07/01/04    1,500,000
   4,000,000  Athens Co., OH, Port. Auth. Hsg. Rev. (Univ. Hsg. for
              Ohio, Inc. Proj.) ...........................................   1.130    07/01/04    4,000,000
   1,700,000  Butler Co., OH, Hosp. Rev. (Berkley Sq. Retirement Ctr.
              Proj.) ......................................................   1.120    07/01/04    1,700,000
   2,800,000  Cambridge, OH, Hosp. Rev. (Southwestern Ohio Reg. Med.) .....   1.150    07/01/04    2,800,000
   1,530,000  Carroll Co., OH, Health Care Rev. (St. Johns Villa Proj.) ...   1.150    07/01/04    1,530,000
   4,000,000  Cincinnati, OH, Port Auth. Rev. (Cincinnati Zoo Proj.) ......   1.170    07/01/04    4,000,000
   1,200,000  Cleveland, OH, Wtr. Wrks. Rev ...............................   1.080    07/01/04    1,200,000
     125,000  Coshocton Co., OH, Hosp. Rev.
              (Echoing Hills Village, Inc. Proj.)  ........................   1.230    07/01/04      125,000
   1,600,000  Cuyahoga Co., OH, Civic Rev. (West Side Ecumenical) .........   1.150    07/01/04    1,600,000
  10,000,000  Cuyahoga Co., OH, Health Care Rev. (Gardens of McGregor) ....   1.110    07/01/04   10,000,000
   2,870,000  Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ................   1.100    07/01/04    2,870,000
   3,240,000  Delaware Co., OH, Health Care Rev. (Sarah Moore Home) .......   1.230    07/01/04    3,240,000
   1,670,000  Franklin Co., OH, EDR (Columbus Montessori Ed. Ctr.) ........   1.180    07/01/04    1,670,000
   2,245,000  Franklin Co., OH, EDR (Dominican Sisters) ...................   1.150    07/01/04    2,245,000
   1,810,000  Franklin Co., OH, Health Care Rev. (Heinzerling Fndtn.) .....   1.230    07/01/04    1,810,000
     885,000  Franklin Co., OH, Health Care Rev.
              (Lifeline Organ Procurement) ................................   1.150    07/01/04      885,000
     965,000  Franklin Co., OH, IDR (Ohio Girl Scouts) ....................   1.230    07/01/04      965,000
   1,800,000  Fulton, OH, IDR (Polycraft, Inc.) ...........................   1.370    07/01/04    1,800,000
   1,700,000  Geauga Co., OH, Health Care Rev. (Heather Hill Proj.) .......   1.180    07/01/04    1,700,000
   1,178,900  Hamilton Co., OH, EDR (Cincinnati Assoc. for the Performing
              Arts) .......................................................   1.120    07/01/04    1,178,900
     300,000  Hamilton Co., OH, EDR (Contemporary Arts Ctr.) ..............   1.100    07/01/04      300,000
   1,735,000  Hamilton Co., OH, EDR (Union Inst. Proj.) ...................   1.170    07/01/04    1,735,000
   2,865,000  Hamilton Co., OH, Health Care Rev. (Episcopal Proj.) ........   1.080    07/01/04    2,865,000
   1,350,000  Hamilton Co., OH, Hosp. Rev. (Beechwood Home Proj.) .........   1.120    07/01/04    1,350,000
   1,000,000  Hamilton Co., OH, Hosp. Rev. (Childrens Hosp. Med. Ctr.) ....   1.080    07/01/04    1,000,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
PRINCIPAL     FLOATING & VARIABLE DEMAND NOTES -- 70.4%                     COUPON     MATURITY   MARKET
AMOUNT        (CONTINUED)                                                    RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$    600,000  Hamilton Co., OH, Hosp. Rev. (Childrens Hosp. Med. Ctr.) ....   1.080    07/01/04 $    600,000
   5,900,000  Hamilton Co., OH, Hosp. Rev. (Drake Ctr., Inc.) .............   1.080    07/01/04    5,900,000
   4,000,000  Hamilton Co., OH, Hosp. Rev. (Episcopal Retirement Proj.) ...   1.080    07/01/04    4,000,000
   4,700,000  Hamilton Co., OH, Hosp. Rev. (Episcopal Retirement Proj.) ...   1.080    07/01/04    4,700,000
   5,920,000  Hamilton Co., OH, Sales Tax Floater Ctfs. Ser. 356 ..........   1.130    07/01/04    5,920,000
  13,000,000  Hamilton, OH, Elec. Rev  ....................................   1.080    07/01/04   12,999,999
   2,944,000  Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. A .....   1.110    07/01/04    2,944,000
   1,948,000  Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. B .....   1.110    07/01/04    1,948,000
   2,602,000  Hancock Co., OH, MFH Rev. (Crystal Glen Apts. Proj. Phase II)   1.110    07/01/04    2,602,000
   4,505,000  Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Mem. Hosp.) .........   1.150    07/01/04    4,505,000
     400,000  Lucas Co., OH, Health Care Rev. (Lutheran Homes Society) ....   1.080    07/01/04      400,000
   2,600,000  Lucas Co., OH, Health Care Rev. (Sunset Retire) .............   1.070    07/01/04    2,600,000
     110,000  Lucas Co., OH, IDR (Assoc. Proj.) ...........................   1.330    07/01/04      110,000
     125,000  Lucas Co., OH, Rev. (Sunshine Childrens Home) ...............   1.200    07/01/04      125,000
     710,000  Mahoning Co., OH, Health Care Rev. (Ohio Heart Institute) ...   1.230    07/01/04      710,000
   5,000,000  Mahoning Co., OH, Hosp. (Forum Health Oblig.) ...............   1.090    07/01/04    5,000,000
   2,510,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) .......   1.110    07/01/04    2,510,000
   1,150,000  Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) .....   1.170    07/01/04    1,150,000
   1,900,000  Middleburg Heights, OH, Hosp. Rev.
              (Southwest General Health) ..................................   1.120    07/01/04    1,900,000
   1,100,000  Montgomery Co., OH, (Miami Valley Hosp.) ....................   1.100    07/01/04    1,100,000
   1,235,000  Montgomery Co., OH, Health Care Rev.
              (Cmnty. Blood Ctr. Proj.)  ..................................   1.230    07/01/04    1,235,000
   2,700,000  Montgomery Co., OH, Ltd. Oblig. Rev. (St.Vincent de Paul
              Proj.) ......................................................   1.120    07/01/04    2,700,000
   3,000,000  Ohio St. Higher Ed. Rev. (College of Mt. St. Joseph's) ......   1.110    07/01/04    3,000,000
     200,000  Ohio St. Higher Ed. Rev. (Malone College) ...................   1.150    07/01/04      200,000
     500,000  Ohio St. Higher Ed. Rev. (Pooled Fin.) ......................   1.180    07/01/04      500,000
   3,100,000  Ohio St. Higher Ed. Rev. (Pooled Fin.) ......................   1.180    07/01/04    3,100,000
   3,400,000  Ohio St. Higher Ed. Rev. (Pooled Fin.) ......................   1.180    07/01/04    3,400,000
   4,620,000  Ohio St. Tpk. Rev. Fltr. Ctfs. Ser. 71 ......................   1.130    07/01/04    4,620,000
   1,510,000  Ottawa Co., OH, Hosp. Rev. (Lutheran Home of Mercy Proj.) ...   1.200    07/01/04    1,510,000
   3,450,000  Puerto Rico Childrens Trust Fund ............................   1.120    07/01/04    3,450,000
   2,000,000  Puerto Rico Commonwealth Govt. Dev ..........................   1.000    07/01/04    2,000,000
   9,000,000  Puerto Rico Commonwealth Hwy. & Trans. Auth .................   1.080    07/01/04    9,000,000
     400,000  Rickenbacker, OH, Port. Auth. Rev.
              (Rickenbacker Holdings, Inc.) ...............................   1.230    07/01/04      400,000
   1,100,000  Seneca Co., OH, Hosp. Rev. (St. Francis Home, Inc. Proj.) ...   1.120    07/01/04    1,100,000
   4,690,000  Sharonville, OH, IDR (Duke Realty Proj.) ....................   1.180    07/01/04    4,690,000
   1,510,000  Summit Co., OH, Health Care Rev. (Evant, Inc. Proj.) ........   1.200    07/01/04    1,510,000
     200,000  Summit Co., OH, IDR (Go-Jo Industries, Inc. Proj.) ..........   1.230    07/01/04      200,000
   5,000,000  Summit Co., OH, Port. Auth. Rev. (Summa Health Sys. Hosp.
              Proj.) ......................................................   1.120    07/01/04    5,000,000
   3,300,000  Toledo, OH, City Svcs. Special Assessment Nts ...............   1.100    07/01/04    3,300,000
   1,600,000  Warren Co., OH, IDR (Liquid Container Proj.) ................   1.090    07/01/04    1,600,000
   1,500,000  Westlake, OH, EDR (Oaks Dev. Company Proj.) .................   1.200    07/01/04    1,500,000
   4,800,000  Woodlawn, OH, EDR (Goodwill Industries Proj.) ...............   1.120    07/01/04    4,800,000
     265,000  Hamilton, OH, Elec. Rev .....................................   1.080    07/02/04      265,000
   2,155,000  Miami Co., OH, Hosp. Rev. (Upper Valley Med. Ctr.) ..........   1.110    07/02/04    2,155,000
   2,400,000  ABN AMRO Munitops Trust Ctfs. (Westerville, OH CSD GO) ......   1.100    07/07/04    2,400,000
     860,000  Centerville, OH, Health Care Rev. (Bethany Lutheran Village
              Proj.) ......................................................   1.090    07/07/04      860,000
   3,000,000  Cleveland, OH, Arpt. Sys. Rev ...............................   1.080    07/07/04    3,000,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
PRINCIPAL     FLOATING & VARIABLE DEMAND NOTES -- 70.4%                     COUPON     MATURITY   MARKET
AMOUNT        (CONTINUED)                                                    RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$ 10,000,000  Cleveland-Cuyahoga Co., OH, Port Auth. Rev  .................   1.050    07/07/04 $ 10,000,000
   1,830,000  Cuyahoga Co., OH, Ed. Rev. (United Cerebral Palsy Assoc.) ...   1.120    07/07/04    1,830,000
   1,150,000  Erie Co., OH, IDR (Toft Dairy, Inc.) ........................   1.120    07/07/04    1,150,000
     500,000  Greene Co., OH, Health Care Rev. (Green Oaks Proj.) .........   1.120    07/07/04      500,000
     480,000  Hamilton Co., OH, EDR (General Protestant Orphan Home) ......   1.150    07/07/04      480,000
     810,000  Hamilton Co., OH, Health Care Rev. (Aloysius Orphanage Proj.)   1.120    07/07/04      810,000
     400,000  Hamilton Co., OH, Hosp. Rev. (Health Alliance) Ser. F .......   1.030    07/07/04      400,000
   4,000,000  Lake Co., OH, Hosp. Rev. (Lake Hosp. Sys., Inc.) ............   1.140    07/07/04    4,000,000
   1,725,000  Lorain Co., OH, IDR (EMH Med. Ctr. Proj.)  ..................   1.120    07/07/04    1,725,000
   2,450,000  Middletown, OH, Dev. Rev. (Bishop Fenwick High Sch. Proj.) ..   1.080    07/07/04    2,450,000
   1,070,000  Monroe, OH, IDR (Magnode Corp.) .............................   1.600    07/07/04    1,070,000
   2,000,000  Montgomery Co., OH, EDR (Dayton Art Institute) ..............   1.100    07/07/04    2,000,000
   3,310,000  Ohio St. Univ. General Receipts .............................   0.990    07/07/04    3,310,000
   1,000,000  Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) ..............   1.050    07/07/04    1,000,000
     200,000  Ohio St. Wtr. Dev. Auth. Rev  ...............................   1.040    07/07/04      200,000
   2,050,000  Ohio St. Wtr. Dev. Auth. Rev. (Timken Company) ..............   1.050    07/07/04    2,050,000
     400,000  Orrville, OH, Hosp. Rev. (Orrville Hosp.) ...................   1.140    07/07/04      400,000
   3,910,000  Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs.
              Trust Rec. Ser. 43 ..........................................   1.030    07/07/04    3,910,000
   3,800,000  Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs.
              Trust Rec. Ser. 44 ..........................................   1.030    07/07/04    3,800,000
   2,525,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. F ................   1.030    07/07/04    2,525,000
   4,775,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. G ................   1.030    07/07/04    4,775,000
   2,500,000  Summit, OH, Civic Fac. Rev. (YMCA Proj.) Ser. 1997 ..........   1.120    07/07/04    2,500,000
   2,500,000  Hamilton Co., OH, IDR (ADP Sys.) ............................   1.200    07/15/04    2,500,000
                                                                                                ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ......................                     $239,472,899
                                                                                                ------------

---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   COUPON     MATURITY   MARKET
AMOUNT        ADJUSTABLE RATE PUT BONDS -- 5.6%                              RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$  3,995,000  Univ. of Akron, OH, General Receipts ........................   1.050    07/08/04   $3,995,000
     845,000  Clermont Co., OH, EDR (Eastgate Partnership) ................   1.850    09/01/04      845,000
   3,740,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.) ..................   1.155    10/01/04    3,740,000
   1,045,000  Clermont Co., OH, EDR (John Q. Hammons Proj.) ...............   1.400    11/01/04    1,045,000
   2,435,000  Ohio St. HFA MFH (Lincoln Park) .............................   1.400    11/01/04    2,435,000
   3,000,000  ABN AMRO Munitops Trust Ctfs. 1998-I8 (Cleveland Wtr. Wrks.)    1.250    11/03/04    3,000,000
   2,570,000  Richland Co., OH, IDR (Mansfield Sq. Proj.) .................   1.400    11/15/04    2,570,000
     810,000  Scioto Co., OH, Health Care Rev. (Hillview Retirement) ......   1.550    12/01/04      809,934
     640,000  Gallia Co., OH, IDR (Jackson Pike Assoc.) ...................   1.550    12/15/04      640,000
                                                                                                ------------
              TOTAL ADJUSTABLE RATE PUT BONDS .............................                     $ 19,079,934
                                                                                                ------------
              TOTAL INVESTMENT SECURITIES -- 100.4%
              (Amortized Cost $341,376,338) ...............................                     $341,376,338

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%) .............                       (1,492,463)
                                                                                                ------------

              NET ASSETS -- 100.0% ........................................                     $339,883,875
                                                                                                ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30,2004
===============================================================================================================
PRINCIPAL                                                                   COUPON     MATURITY   MARKET
AMOUNT        FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 31.9%         RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$    225,000  Arizona St. COP Called @ 100 ................................   5.000    07/01/04  $   229,500
     100,000  Clark Co., NV, Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) .....   5.000    07/01/04      100,000
     500,000  Louisiana St. Univ. & Agri. & Mech. College Rev.,
              Prerefunded @ 102 ...........................................   5.750    07/01/04      510,000
     200,000  Maricopa Co., AZ, USD No. 097 Deer Valley
              (Proj. of 1996-Ser. H) ......................................   5.850    07/01/04      200,000
     115,000  Maricopa Co., AZ, USD No. 11 Peoria Prerefunded @ 101 .......   6.100    07/01/04      116,150
     100,000  New Jersey Health Care Facs. Fin. Auth. Rev., Prerefunded @
              102 .........................................................   6.200    07/01/04      102,000
     250,000  Orange, NC, Wtr. & Swr. Auth. Sys. Rev ......................   3.500    07/01/04      250,000
     250,000  San Antonio, TX, River Auth  ................................   3.000    07/01/04      250,000
     875,000  Blanchester, OH, Wtr. Sys. Impt. BANS .......................   1.950    07/08/04      875,000
   1,388,000  Georgetown, OH, EVSD, GO BANS  ..............................   1.950    07/28/04    1,388,666
   1,000,000  Perkins Twp., OH, GO BANS ...................................   2.000    07/28/04    1,000,000
     150,000  El Paso, TX, GO .............................................   5.500    08/15/04      150,803
     100,000  Agawam, MA, GO ..............................................   4.500    09/01/04      100,553
     100,000  Denver, CO, City & Co. Excise Tax Rev .......................   5.000    09/01/04      100,626
     240,000  Pataskala, OH, Bridge Impt. GO BANS .........................   1.830    09/23/04      240,180
     400,000  Bell Cmnty., CA, Tax Allocation Redev. Agy ..................   2.000    10/01/04      400,498
     480,000  Lake Co., IL, Sch. Dist. No. 079 Fremont ....................   8.250    10/01/04      488,239
     100,000  Mississippi St. Brd. of Trustees of Instns. of Higher
              Learning ....................................................   2.125    10/01/04      100,219
     300,000  North Randall, OH, Temp. GO Bonds ...........................   1.700    10/15/04      300,258
     500,000  American Muni. Pwr. OH, Inc. Rev. BANS (Galion Proj.) .......   1.400    11/12/04      500,000
     250,000  Tampa, FL, Rev. (Catholic Health East) ......................   5.250    11/15/04      253,318
     100,000  El Paso Co., CO, Sch. Dist. No. 038 .........................   5.000    12/01/04      101,551
     100,000  Northglenn, CO, Wtr. & Swr  .................................   5.250    12/01/04      101,655
     450,000  Portsmouth, OH, GO BANS .....................................   2.125    12/15/04      450,759
     560,000  Goshen, IN, Cmnty. Schs. Land Acquisition ...................   2.300    01/01/05      561,521
     100,000  Harrison Co., MS, Wst. Wtr. Mgmt. Dist. Rev.,
              Prerefunded @ 102 ...........................................   5.875    02/01/05      104,612
     250,000  Winnebago & Boone Co., IL, Cmnty. High Sch. Dist. No. 207 GO    4.500    02/01/05      253,605
     600,000  Portsmouth, OH, Swr. Sys. Rev ...............................   2.150    02/15/05      601,106
     735,000  Monroe, OH, GO BANS .........................................   2.450    05/05/05      738,656
     265,000  Munfordville, KY, IDR (Louisville Bedding Company Proj.) ....   1.800    06/01/05      265,000
     500,000  Spencerville, OH, BANS, Wtr. Sys. Impt ......................   2.450    06/01/05      501,119
     350,000  American Muni. Pwr. OH, Inc. Rev. BANS (Grafton Village
              Proj.) ......................................................   2.250    06/16/05      350,000
                                                                                                 -----------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .........                      $11,685,594
                                                                                                 -----------

---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   COUPON     MATURITY   MARKET
AMOUNT        FLOATING & VARIABLE DEMAND NOTES -- 54.2%                      RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$  1,500,000  Broward Co., FL, Health Fac. Auth. Rev. (John Knox Village) .   1.190    07/01/04   $1,500,000
     600,000  California Statewide Cmntys. Dev. Auth ......................   1.100    07/01/04      600,000
   1,000,000  Jacksonville, FL, Health Facs. Hosp. Rev. (Genesis Rehab.
              Hosp.)  .....................................................   1.100    07/01/04    1,000,000
     600,000  Municipal Secs. Trust Ctfs. Ser. 2001-160 (Florida Brd. of
              Ed.) ........................................................   1.120    07/01/04      600,000
   1,600,000  Ohio St. Air Quality Rev. PCR (Ohio Edison) .................   1.080    07/01/04    1,600,000
     100,000  Univ. Athletic Assoc. Cap. Impt. Rev. (Univ. of Florida
              Stadium Proj.) ..............................................   1.140    07/01/04      100,000
     555,000  Arvada, CO, Wtr. Util. Rev ..................................   1.250    07/07/04      555,000
     500,000  Bloomington, IL, Normal Arpt. Auth  .........................   1.130    07/07/04      500,000

TAX-FREE MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
PRINCIPAL     FLOATING & VARIABLE DEMAND NOTES -- 54.2%                     COUPON     MATURITY   MARKET
AMOUNT        (CONTINUED)                                                    RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
$    320,000  Boone Co., KY, Indl. Bldg. Rev. (The Hennegan Company Proj.)    1.170    07/07/04  $   320,000
     180,000  Boulder Co., CO, Dev. Rev. (Humane Society, Inc.) ...........   1.200    07/07/04      180,000
     100,000  Catawba Co., NC, Indl. Facs. (Lucky 7 Dev. Group) ...........   1.270    07/07/04      100,000
     545,000  Eden Prairie, MN, MFH Rev. (Lake Place Apts.) ...............   1.200    07/07/04      545,000
     430,000  Eupora, MS, IDR (Plymouth Tube Company Proj.) ...............   1.350    07/07/04      430,000
     315,000  Fargo, ND, Dev. Rev. (Kelly Inns. Fargo Proj.) ..............   1.250    07/07/04      315,000
     235,000  Greenwood, IN, EDR (Health Quest Realty) ....................   1.360    07/07/04      235,000
   1,000,000  Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance), Ser. A     1.010    07/07/04    1,000,000
     130,000  Henderson, NV, Pub. Impt. MFH Rev. (Pueblo I), Ser. A .......   1.180    07/07/04      130,000
     355,000  Illinois Dev. Auth. IDR (Hoda LLC) ..........................   1.380    07/07/04      355,000
     235,000  Indiana St. EDR (Earlham College) ...........................   1.230    07/07/04      235,000
     888,000  Indianapolis, IN, EDR (Pedcore Invts. Waterfront) ...........   1.400    07/07/04      888,000
     220,000  Jefferson Co., MO, IDA IDR (GHF Holdings LLC Proj.) .........   1.280    07/07/04      220,000
     100,000  Knox, IN, EDR (J.W. Hicks, Inc. Proj.) ......................   1.250    07/07/04      100,000
     280,000  Lake Co., IL, Cmnty. Cons. Sch. Dist. No. 073 Hawthorn ......   1.160    07/07/04      280,000
     450,000  Lancaster Co., NE, IDR (Garner Industries) ..................   1.230    07/07/04      450,000
   1,000,000  Lees Summit, MO, MFH Rev ....................................   1.420    07/07/04    1,000,000
   1,035,000  Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) .........   1.350    07/07/04    1,035,000
     110,000  Mississippi Bus. Fin. Corp. (Arch Aluminum & Glass) .........   1.320    07/07/04      110,000
     117,000  Portage, IN, EDR ............................................   1.280    07/07/04      117,000
   1,500,000  Rev. Bond Cert. Ser. Trust ..................................   1.380    07/07/04    1,500,000
   1,105,000  Salina, KS, Rev. (Salina Ctr. Mall Ltd.) ....................   1.280    07/07/04    1,105,000
   1,100,000  Scio Twp., MI, EDR (ADP Network) ............................   1.580    07/07/04    1,100,000
     660,000  St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) .......   1.230    07/07/04      660,000
   1,000,000  Vermont Ed. & Health Bldgs. Fin. Agy. Rev. (Rutland Med.
              Ctr.) .......................................................   1.140    07/07/04    1,000,000
                                                                                                 -----------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ......................                      $19,865,000
                                                                                                 -----------

---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   COUPON     MATURITY   MARKET
AMOUNT        ADJUSTABLE RATE PUT BONDS -- 13.4%                             RATE       DATE       VALUE
---------------------------------------------------------------------------------------------------------------
    $490,000  Lexington-Fayette Co., KY, Urban Govt. Rev.
              (Providence Montessori) .....................................   2.25     07/01/04     $490,000
     750,000  Corpus Christi, TX, IDC EDR (Texas Air Invt. Company Proj.) .   1.300    08/01/04      750,000
     570,000  Summit Co., OH, IDR (S.D. Myers, Inc. Proj.) ................   1.900    08/15/04      570,000
     100,000  Portage Co., OH, IDR (Neidlinger Proj.) .....................   2.000    09/01/04      100,000
      95,000  Summit Co., OH, IDR (Keltec, Inc. Proj.) ....................   2.000    09/01/04       95,000
     440,000  Summit Co., OH, IDR (Struktol Company America Proj.) ........   2.000    09/01/04      440,000
     115,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.) ..................   1.155    10/01/04      115,000
   1,000,000  Fort Thomas, KY, IDR (Carmel Manor, Inc. Proj.) .............   1.300    10/01/04    1,000,000
     360,000  Newport, KY, Indl. Bldg. Rev. (Sumerel Tire Svc., Inc. Proj.)   3.250    12/01/04      360,000
   1,000,000  Westmoreland Co., PA, IDR (White Consolidated Industries) ...   1.650    12/01/04    1,000,000
                                                                                                 -----------
              TOTAL ADJUSTABLE RATE PUT BONDS .............................                       $4,920,000
                                                                                                 -----------
              TOTAL INVESTMENT SECURITIES -- 99.5%
              (Amortized Cost $36,470,594) ................................                      $36,470,594

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% ...............                          173,102
                                                                                                 -----------
              NET ASSETS -- 100.0% ........................................                      $36,643,696
                                                                                                 ===========

See accompanying notes to portfolio of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2004
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2004.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
CDA - Community Developement Authority
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LSD - Local School District
LT - Limited Tax
MFA - Multi-Family Authority
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
TANS - Tax Anticipation Notes
USD - Unified School District
UT - Unlimited Tax

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

The Board of Trustees and Shareholders
Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Tax-Free Trust (consisting of Touchstone California Tax-Free Money Market Fund, Touchstone Florida Tax-Free Money Market Fund, Touchstone Ohio Insured Tax-Free Fund, Touchstone Ohio Tax-Free Money Market Fund, and Touchstone Tax-Free Money Market Fund) (the Funds) as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Tax-Free Trust as of June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ ERNST & YOUNG LLP


Cincinnati, Ohio
August 10, 2004

MANAGEMENT OF THE TRUST (UNAUDITED)
=================================================================================================================

Listed below is basic information regarding the Trustees and pricipal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-543-0407.

INTERESTED TRUSTEES(1)
-------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                   NUMBER OF FUNDS
NAME                   POSITION(S)  OFFICE(2)                                 OVERSEEN IN THE   OTHER
ADDRESS                HELD WITH    AND LENGTH OF  PRINCIPAL OCCUPATION(S)    TOUCHSTONE        DIRECTORSHIPS
AGE                    TRUST        TIME SERVED    DURING PAST 5 YEARS        FAMILY(3)         HELD(4)
-------------------------------------------------------------------------------------------------------------------
Jill T. McGruder       President    Until          Senior Vice President of          32         Director of
Touchstone Advisors,   and Trustee  retirement     The Western and Southern                     LaRosa's (a
Inc                                 at age 75 or   Life Insurance Company.                      restaurant chain).
221 East Fourth                     until she      President and a director
Street                              resigns or     of IFS Financial
Cincinnati, OH                      is removed     Services, Inc. (a
Age: 49                             Trustee        holding company). She is
                                    since 1999     a director of Capital
                                                   Analysts Incorporated
                                                   (an investment advisor
                                                   and broker-dealer),
                                                   Integrated Fund
                                                   Services, Inc. (the
                                                   Trust's administrator
                                                   and transfer agent) and
                                                   IFS Fund Distributors,
                                                   Inc. (a broker-dealer),
                                                   Touchstone Advisors,
                                                   Inc. (the Trust's
                                                   investment advisor) and
                                                   Touchstone Securities,
                                                   Inc.  (the Trust's
                                                   distributor). She is
                                                   also President and a
                                                   director of IFS Agency
                                                   Services, Inc. (an
                                                   insurance agency), W&S
                                                   Financial Group
                                                   Distributors, Inc. and
                                                   IFS Systems, Inc. She is
                                                   Senior Vice President
                                                   and a director of Fort
                                                   Washington Brokerage
                                                   Services, Inc. (a
                                                   broker-dealer). She is
                                                   President of Touchstone
                                                   Tax-Free Trust,
                                                   Touchstone Investment
                                                   Trust, Touchstone
                                                   Variable Series Trust
                                                   and Touchstone Strategic
                                                   Trust.  She was
                                                   President of Touchstone
                                                   Advisors, Inc and
                                                   Touchstone Securities,
                                                   Inc. until 2004.

-------------------------------------------------------------------------------------------------------------------

John F. Barrett        Trustee      Until          Chairman of the Board,            32         Director of The
The Western and                     retirement     President and Chief                          Andersons (an
Southern                            at age 75 or   Executive Officer of The                     agribusiness and
Life Insurance                      until he       Western and Southern                         retailing
Company                             resigns or     Life Insurance Company,                      company);
400 Broadway                        is removed     Western- Southern Life                       Convergys
Cincinnati, OH                      Trustee        Assurance Company and                        Corporation (a
Age: 55                             since 2002     Western & Southern                           provider of
                                                   Financial Group, Inc.;                       integrated
                                                   Director and Chairman of                     billing solutions
                                                   Columbus Life Insurance                      and
                                                   Company; Fort Washington                     customer/employee
                                                   Investment Advisors,                         care services)
                                                   Inc., Integrity Life                         and Fifth Third
                                                   Insurance Company and                        Bancorp.
                                                   National Integrity Life
                                                   Insurance Company;
                                                   Director of Eagle Realty
                                                   Group, Inc., Eagle
                                                   Realty Investments,
                                                   Inc.; Integrated Fund
                                                   Services, Inc. and IFS
                                                   Holdings, Inc.;
                                                   Director, Chairman and
                                                   CEO of WestAd, Inc.;
                                                   President and Trustee of
                                                   Western & Southern
                                                   Foundation.
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-------------------------------------------------------------------------------------------------------------------

J. Leland Brewster II  Trustee      Until          Retired Senior Partner            32         Director of
5155 Ivyfarm Road                   retirement     of Frost Brown Todd LLC                      Consolidated
Cincinnati, OH                      in 2005 or     (a law firm).                                Health Services,
Age: 75                             until he                                                    Inc.
                                    resigns or
                                    is removed
                                    Trustee
                                    since 2000
-------------------------------------------------------------------------------------------------------------------

William O. Coleman     Trustee      Until          Retired Vice President            32         Director of
c/o Touchstone                      retirement     of The Procter & Gamble                      LCA-Vision (a
Advisors, Inc.                      at age 75 or   Company. A Trustee of                        laser vision
221 East Fourth                     until he       The Procter & Gamble                         correction
Street                              resigns or     Profit Sharing Plan and                      company) and
Cincinnati, OH                      is removed     The Procter & Gamble                         Millennium
Age: 75                             Trustee        Employee Stock Ownership                     Bancorp.
                                    since 1999     Plan until 2000.
-------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST (UNAUDITED)
(CONTINUED)
===================================================================================================================

INDEPENDENT TRUSTEES(1) (CONTINUED):
-------------------------------------------------------------------------------------------------------------------
                                  TERM OF                                NUMBER OF FUNDS
NAME                  POSITION(S) OFFICE(2)                              OVERSEEN IN THE   OTHER
ADDRESS               HELD WITH   AND LENGTH OF  PRINCIPAL OCCUPATION(S) TOUCHSTONE        DIRECTORSHIPS
AGE                   TRUST       TIME SERVED    DURING PAST 5 YEARS     FAMILY(3)         HELD(4)
-------------------------------------------------------------------------------------------------------------------
Phillip R. Cox        Trustee     Until          President and Chief             32        Director of the
105 East Fourth                   retirement     Executive Officer of                      Federal Reserve
Street                            at age 75 or   Cox Financial Corp. (a                    Bank of
Cincinnati, OH                    until he       financial services                        Cleveland;
Age: 56                           resigns or     company).                                 Broadwing, Inc.
                                  is removed                                               (a communications
                                  Trustee                                                  company); and
                                  since 1999                                               Cinergy Corporation
                                                                                           (a utility company).

-------------------------------------------------------------------------------------------------------------------

H. Jerome Lerner      Trustee     Until          Principal of HJL                32        None
2828 Highland                     retirement     Enterprises (a
Avenue                            at age 75 or   privately held
Cincinnati, OH                    until he       investment company);
Age: 65                           resigns or     Chairman of Crane
                                  is removed     Connectors (a
                                  Trustee        manufacturer of
                                  since 1989     electronic connectors).
-------------------------------------------------------------------------------------------------------------------

Robert E. Stautberg   Trustee     Until          Retired Partner of KPMG         32        Trustee of Good
4815 Drake Road                   retirement     LLP (a certified public                   Samaritan
Cincinnati, OH                    at age 75 or   accounting firm). He is                   Hospital,
Age: 69                           until he       Vice President of St.                     Bethesda
                                  resigns or     Xavier High School.                       Hospital and
                                  is removed                                               Tri-Health, Inc.
                                  Trustee
                                  since 1999
-------------------------------------------------------------------------------------------------------------------

John P. Zanotti       Trustee     Until          CEO and Chairman of             32        None
c/o Touchstone                    retirement     Avaton, Inc. (a
Advisors, Inc.                    at age 75 or   wireless entertainment
221 East Fourth                   until he       company).  President of
Street                            resigns or     Cincinnati Biomedical
Cincinnati, OH                    is removed     (a consulting company)
Age: 56                           Trustee        and a Director of QMed
                                  since 2002     (a health care
                                                 management company).
                                                 CEO and Chairman of
                                                 Astrum Digital
                                                 Information (an
                                                 information monitoring
                                                 company) from 2000
                                                 until 2001; President
                                                 of Great American Life
                                                 Insurance Company from
                                                 1999 until 2000; A
                                                 Director of Chiquita
                                                 Brands International,
                                                 Inc. until 2000; Senior
                                                 Executive of American
                                                 Financial Group, Inc.
                                                 (a financial services
                                                 company) from 1996
                                                 until 1999.
-------------------------------------------------------------------------------------------------------------------


(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner resigns or is removed.

(3) The Touchstone Family of Funds consists of five series of the Trust, seven series of Touchstone Strategic Trust, five series of Touchstone Investment Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

(4) Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

OTHER ITEMS
(UNAUDITED)
================================================================================

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio Securities is available without charge upon request by calling toll-free 1-800-543-0407.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, no amendments were made to the provisions of the code of ethics, nor did the registrant grant any waivers, including any implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. Audit fees totaled $68,000 for the June 30, 2004 fiscal year and $76,400 for the June 30, 2003 fiscal year.

(b) AUDIT-RELATED FEES. Audit-Related fees totaled $135,800 for the June 30, 2004 fiscal year, of which $36,000 consisted of due diligence/merger services for fund mergers, $4,800 consisted of accounting consultations and $95,000 consisted of SAS 70 internal control reviews of the registrant's fund accountant and transfer agent. Audit-Related fees totaled $90,000 for the June 30, 2003 fiscal year and consisted of SAS 70 internal control reviews of the registrant's fund accountant and transfer agent.

(c) TAX FEES. Tax fees totaled $16,000 for the June 30, 2004 fiscal year and $21,000 for the June 30, 2003 fiscal year and consisted of fees for tax compliance services during both years.

(d) ALL OTHER FEES. There were no other fees for the June 30, 2004 or June 30, 2003 fiscal years.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $231,008 for the fiscal year ended June 30, 2004 and $243,600 for the fiscal year ended June 30, 2003, including services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers is filed herewith.
(a)(2) Certifications required by Item 11(a)(2) of Form N-CSR are filed herewith.
(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust
             -------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  September 6, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  September 6, 2004

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  September 6, 2004